UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2010

Item 1.	Reports to Stockholders.

SEI Tax Exempt Trust

Semi-Annual Report as of February 28, 2010

Tax Free Fund

Institutional Tax Free Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

California Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.1%

Arizona — 1.8%
JP Morgan Chase Putters/Drivers Trust, Ser 3633, RB
0.200%, 03/01/10 (A)	$2,500	$2,500
Pima County, COP
3.000%, 06/01/10	2,000	2,009
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.200%, 03/01/10 (A)	8,125	8,125

		12,634

California — 3.9%
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.150%, 03/01/10 (A)	10,750	10,750
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, AGM FGIC AMBAC
0.200%, 03/05/10 (A)	1,000	1,000
Eclipse Funding Trust, Solar Eclipse - Elk Grove
0.180%, 03/04/10 (A) (B)	3,910	3,910
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.270%, 03/04/10 (A)	7,986	7,986
Three Valleys, Municipal Water District Authority, Miramar Water Treatment Plant Project, COP
0.190%, 03/03/10 (A) (B)	3,400	3,400

		27,046

Colorado — 9.8%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.160%, 03/04/10 (A) (B)	6,055	6,055

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Educational & Cultural Facilities Authority, Linfield Christian School Project, RB
0.180%, 03/04/10 (A) (B)	$8,125	$8,125
Colorado State, Health Facilities Authority, RB, AGM
0.200%, 03/03/10 (A)	13,015	13,015
Colorado State, Housing & Finance Authority, Winridge Apartments Project, RB
0.210%, 03/03/10 (A)	7,000	7,000
Cornerstone, Metropolitan District No. 1, RB
0.230%, 03/04/10 (A) (B)	7,675	7,675
El Paso County, School District No. 20, Ser K06, GO, AGM
0.180%, 03/01/10 (A)	3,190	3,190
Fort Collins, Pollution Control, Ser 2036, RB
0.260%, 03/06/10 (A)	9,935	9,935
JP Morgan Chase Putters/Drivers Trust, Ser 3632, RB
0.200%, 07/01/10 (A)	8,125	8,125
Southglenn, Metropolitan District, RB
0.200%, 03/04/10 (A) (B)	5,000	5,000
Thornton, Multi-Family Housing Authority, Quaile Ridge Project, Ser A, RB
0.250%, 03/02/10 (A)	450	450

		68,570

Connecticut — 0.8%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.200%, 03/03/10 (A) (B)	5,640	5,640

Delaware — 1.1%
Delaware State, Economic Development Authority, School House Project, RB
0.400%, 03/03/10 (A) (B)	3,550	3,550
New Castle County, University Courtyard Apartments Project, RB
0.190%, 03/04/10 (A) (B)	3,860	3,860

		7,410

Florida — 10.3%
Austin Trust , Variable Certificates, Ser 2007-1036, COP, AMBAC
0.210%, 03/04/10 (A)	7,100	7,100
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.230%, 03/04/10 (A)	16,350	16,350

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Eclipse Funding Trust, Solar Eclipse - Miami, RB
0.140%, 03/01/10 (A) (B)	$3,000	$3,000
Eclipse Funding Trust, Solar Eclipse - Winter, RB
0.200%, 03/07/10 (A) (B)	5,230	5,230
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.200%, 03/04/10 (A)	200	200
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.250%, 03/01/10 (A) (B)	3,600	3,600
Lee Memorial Health System, Ser B, RB
0.090%, 03/01/10 (A) (B)	6,000	6,000
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, RB, NATL
0.180%, 03/03/10 (A) (B)	14,950	14,950
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.140%, 03/01/10 (A) (B)	4,000	4,000
Palm Beach County, Palm Beach Day Academy Project, RB
0.180%, 03/02/10 (A) (B)	4,370	4,370
Wells Fargo, Stage Trust, Ser 23C, RB
0.150%, 03/04/10 (A)	7,150	7,150

		71,950

Georgia — 2.2%
Georgia State, Ports Authority, Garden City Terminal Project, RB
0.200%, 03/03/10 (A) (B)	5,000	5,000
Gwinnett County, Multi-Family Housing Authority, Greens Apartments Project, RB
0.210%, 03/03/10 (A)	6,300	6,300
Macon, Water Authority, RB
0.200%, 03/04/10 (A)	2,980	2,980
Smyrna, Housing Authority, F&M Villages Project, RB
0.190%, 03/03/10 (A)	1,000	1,000

		15,280

Illinois — 10.2%
BB&T Municipal Trust, Ser 5001, RB
0.350%, 03/01/10 (A) (B)	1,435	1,435
Bloomington, GO
0.240%, 03/01/10 (A)	1,450	1,450
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.260%, 03/06/10 (A)	4,495	4,495

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.190%, 03/06/10 (A)	$1,500	$1,500
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, AGM
0.190%, 03/04/10 (A)	5,110	5,110
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.190%, 03/06/10 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.190%, 03/04/10 (A)	4,175	4,175
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.230%, 03/01/10 (A)	3,200	3,200
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.230%, 03/01/10 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.510%, 03/03/10 (A) (B)	1,100	1,100
Illinois State, Development Finance Authority, Creative Children’s Academy Project, RB
0.810%, 03/04/10 (A) (B)	2,100	2,100
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.250%, 03/03/10 (A) (B)	1,000	1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.250%, 03/03/10 (A) (B)	2,200	2,200
Illinois State, Finance Authority, RB
0.200%, 03/01/10 (A)	4,000	4,000
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B-1, RB
0.120%, 03/01/10 (A) (B)	2,500	2,500
Lake County, Community Consolidated School District No. 73, Putters, Ser 329, GO, FGIC
0.250%, 03/04/10 (A)	175	175
Lake County, School District No. 109-Deerfield, GO
0.240%, 03/03/10 (A)	5,000	5,000
Macon County, Decatur Family YMCA Project, RB
0.210%, 03/03/10 (A) (B)	8,700	8,700
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.300%, 03/01/10 (A) (B)	2,100	2,100

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.600%, 03/04/10 (A) (B)	$4,350	$4,350
Southwestern Illinois, Development Authority, Arizon Company Project, RB
0.240%, 03/04/10 (A) (B)	2,600	2,600
Springfield, Putters, Ser 1314, RB
0.200%, 03/04/10 (A)	7,000	7,000

		71,376

Indiana — 5.9%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.200%, 03/04/10 (A)	10,490	10,490
East Porter County, School Building Corporation, Downtown Smyrna Project, Ser 144, RB, NATL
0.230%, 03/04/10 (A)	5,180	5,180
Indiana State, Finance Authority, Franklin College Project, RB
0.200%, 03/01/10 (A) (B)	100	100
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.180%, 03/04/10 (A) (B)	9,215	9,215
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.510%, 03/04/10 (A) (B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.340%, 03/04/10 (A) (B)	905	905
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.240%, 03/06/10 (A) (B)	1,065	1,065
Indiana State, Transportation Finance Authority, Municipal Securities Trust Receipts, RB
0.150%, 03/01/10 (A)	2,800	2,800
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.190%, 03/04/10 (A) (B)	8,300	8,300

		41,455

Iowa — 0.7%
Iowa State, Finance Authority, Morningside College Project, RB
0.140%, 03/01/10 (A) (B)	790	790

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Morningside College Project, RB
0.140%, 03/01/10 (A) (B)	$1,400	$1,400
Iowa State, Higher Education Loan Authority, Ser E, RAN
2.150%, 05/20/10 (B)	2,500	2,505

		4,695

Kansas — 0.4%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.200%, 03/04/10 (A)	3,000	3,000

Kentucky — 1.9%
Hardin County, Water District No. 1, RB
0.200%, 03/04/10 (A) (B)	1,370	1,370
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.250%, 05/01/10 (A)	4,100	4,100
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	3,000	3,014
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.180%, 03/05/10 (A) (B)	4,850	4,850

		13,334

Louisiana — 1.6%
Eclipse Funding Trust, Solar Eclipse, RB
0.120%, 03/01/10 (A) (B)	11,200	11,200

Maryland — 0.2%
Maryland State, Washington Suburban Sanitation District, Ser A, BAN
0.250%, 03/03/10 (A)	1,300	1,300

Massachusetts — 6.2%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.210%, 03/04/10 (A)	4,500	4,500
Massachusetts State, Central Artery Project, Ser A, GO
0.140%, 03/01/10 (A)	3,800	3,800
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.180%, 03/04/10 (A) (B)	3,885	3,885
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.180%, 03/04/10 (A) (B)	4,280	4,280

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.200%, 03/04/10 (A) (B)	$2,750	$2,750
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.190%, 03/04/10 (A) (B)	2,535	2,535
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.220%, 03/04/10 (A)	2,800	2,800
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.200%, 03/03/10 (A) (B)	500	500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.210%, 03/04/10 (A)	2,300	2,300
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.210%, 03/04/10 (A) (B)	2,100	2,100
Massachusetts State, Ser B, GO
0.120%, 03/01/10 (A)	10,700	10,700
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.200%, 03/03/10 (A) (B)	2,800	2,800

		42,950

Michigan — 3.0%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.250%, 03/06/10 (A)	10,360	10,360
L’Anse Creuse Public Schools, GO
0.150%, 03/01/10 (A)	850	850
Michigan State, Municipal Bond Authority, Revenue Notes, Ser C-1
3.000%, 08/20/10	10,000	10,074

		21,284

Minnesota — 2.3%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.140%, 03/01/10 (A) (B)	300	300
Austin, Industrial Development Authority, Supervalu Project, RB
0.300%, 03/03/10 (A) (B)	3,325	3,325
Roseville, Housing Revenue Authority, Eaglecrest Project, RB
0.190%, 03/01/10 (A) (B)	6,245	6,245

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.140%, 03/01/10 (A) (B)	$6,215	$6,215

		16,085

Mississippi — 0.8%
Mississippi State, Business Finance Corporation, King Edward Hotel Project, RB
0.190%, 03/03/10 (A) (B)	5,900	5,900

Missouri — 2.1%
Kansas City, Industrial Development Authority, Woodlands Partners Project, RB
0.200%, 03/04/10 (A)	4,045	4,045
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.200%, 03/01/10 (A) (B)	3,200	3,200
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.120%, 03/01/10 (A)	305	305
Missouri State, Public Utilities Commission, Interim Construction Notes
2.250%, 08/01/10	7,300	7,338

		14,888

Nebraska — 0.7%
Douglas County, Hospital Authority No. 3, RB
0.210%, 03/04/10 (A)	5,030	5,030

Nevada — 0.3%
Clark County, Public Facilities Project, Ser A, GO
3.000%, 06/01/10	2,250	2,258

New Hampshire — 1.3%
New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.190%, 03/01/10 (A) (B)	8,750	8,750

New Jersey — 1.5%
Hudson County, Improvement Authority, Revenue Notes
1.250%, 01/19/11	2,000	2,010
New Jersey State, Health Care Facilities Financing Authority, Southern Ocean County Hospital Project, RB
0.140%, 03/04/10 (A) (B)	1,000	1,000

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser C, RB
0.190%, 03/01/10 (A) (B)	$400	$400
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	2,000	2,005
Newark, General Improvement Authority, Ser G, BAN
3.250%, 04/14/10	3,000	3,004
Newark, Ser D, GO
1.250%, 06/17/10	2,000	2,003

		10,422

New Mexico — 1.0%
New Mexico State, Municipal Energy Acquisition Authority, RB
0.190%, 03/04/10 (A)	7,000	7,000

New York — 5.9%
Lewiston-Porter, Central School District, BAN
2.000%, 07/29/10	1,045	1,048
Liberty Central School District, BAN
1.500%, 12/23/10	2,500	2,510
Metropolitan New York, Transportation Authority, Ser E-2, RB
0.210%, 03/04/10 (A) (B)	4,700	4,700
Monroe County, Industrial Development Agency, Rochester Institute Project, Ser A, RB
0.170%, 03/03/10 (A) (B)	1,100	1,100
New York State, Dormitory Authority, Oxford University Press Project, RB
0.190%, 03/03/10 (A) (B)	1,000	1,000
New York State, Dormitory Authority, RB
0.220%, 03/07/10 (A)	13,820	13,820
New York State, Housing Finance Agency, Baisley Park Gardens Project, Ser A, RB
0.180%, 03/03/10 (A) (B)	4,700	4,700
New York State, Local Government Services, Ser E, RB
0.200%, 03/03/10 (A) (B)	3,500	3,500
Sales Tax Asset Receivable, Ser 2901, RB
0.220%, 03/03/10 (A)	5,200	5,200
Syracuse, Ser A, RAN
2.000%, 06/30/10	3,610	3,620

		41,198

Ohio — 0.5%
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.240%, 03/04/10 (A) (B)	1,050	1,050

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.340%, 03/04/10 (A) (B)	$230	$230
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.200%, 03/03/10 (A)	2,300	2,300

		3,580

Oklahoma — 0.8%
Tulsa, Public Facilities Authority, Ser A, RB, AMBAC
5.000%, 06/01/10	5,825	5,887

Pennsylvania — 1.1%
Delaware Valley, Regioinal Financial Authority, Municipal Securities Trust Receipts, RB
0.220%, 03/06/10 (A)	5,765	5,765
Erie, Water Authority, Ser B, RB, AGM
2.000%, 06/01/10 (A) (B)	2,000	2,006
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.190%, 03/04/10 (A) (B)	225	225

		7,996

Puerto Rico — 3.7%
Austin Trust , Variable Certificates, Ser 2008-355
0.200%, 03/04/10 (A) (B)	10,690	10,690
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.190%, 03/04/10 (A)	5,000	5,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Putters, Ser 246, RB, AGM
0.950%, 03/01/10 (A)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.220%, 03/06/10 (A)	9,335	9,335

		26,025

South Carolina — 0.3%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.200%, 03/04/10 (A) (B)	1,810	1,810

Tennessee — 0.3%
Franklin County, Health & Educational Facilities Board, University of South Sewanee Project, RB
0.300%, 03/01/10 (A)	400	400

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Multi-Family Housing - Spinnaker Project, RB
0.200%, 03/04/10 (A)	$1,400	$1,400

		1,800

Texas — 2.4%
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.207%, 03/04/10 (A) (B)	500	500
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
0.130%, 03/01/10 (A)	4,400	4,400
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.160%, 03/03/10 (A)	7,000	7,000
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser 112, RB, FGIC
0.120%, 03/01/10 (A)	4,700	4,700

		16,600

Utah — 0.5%
Utah State, Multi-Family Housing Revenue Authority, Timbergate Project, Ser A, RB
0.200%, 03/01/10 (A)	3,125	3,125

Vermont — 1.1%
Vermont State, Educational & Health Buildings Financing Agency, North Country Hospital Project, Ser A, RB
0.100%, 03/01/10 (A) (B)	1,415	1,415
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.170%, 03/04/10 (A) (B)	6,105	6,105

		7,520

Virginia — 0.2%
Hampton, Redevelopment & Housing Authority, Hampton Center Apartments Project, RB
0.200%, 03/04/10 (A)	1,100	1,100

Washington — 1.7%
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.180%, 03/07/10 (A)	5,240	5,240

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Economic Development Finance Authority, Pioneer Human Services Project, Ser H, RB
0.170%, 03/01/10 (A) (B)	$100	$100
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.230%, 03/03/10 (A) (B)	6,480	6,480
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.170%, 03/01/10 (A) (B)	200	200
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.140%, 03/01/10 (A) (B)	100	100

		12,120

Wisconsin — 4.0%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.140%, 03/01/10 (A) (B)	1,300	1,300
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.270%, 03/04/10 (A)	26,952	26,952

		28,252

Multi-State — 8.6%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 03/04/10 (A) (B)	9,560	9,560
BB&T Municipal Trust, Ser 1015, RB
0.260%, 03/07/10 (A) (B)	13,500	13,500
BB&T Municipal Trust, Ser 1018, RB
0.260%, 03/03/10 (A) (B)	7,610	7,610
BB&T Municipal Trust, Ser 1034, RB
0.260%, 03/03/10 (A) (B)	3,800	3,800
BB&T Municipal Trust, Ser 2028, RB, AMBAC
0.200%, 03/04/10 (A)	5,000	5,000
BB&T Municipal Trust, Ser 2031, RB, AGM
0.240%, 03/04/10 (A)	700	700
BB&T Municipal Trust, Ser 2035, RB, AGM
0.200%, 03/04/10 (A) (B)	7,755	7,755
BB&T Municipal Trust, Ser 2044, RB, NATL
0.200%, 03/04/10 (A) (B)	3,500	3,500

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BB&T Municipal Trust, Ser 5000, RB
0.350%, 03/03/10 (A) (B)	$8,794	$8,794

		60,219

Total Municipal Bonds (Cost $706,689) ($ Thousands)		706,689

Total Investments — 101.1% (Cost $706,689) ($ Thousands)		$706,689

Percentages are based on Net Assets of $698,825 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Alabama — 0.6%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.330%, 03/03/10 (A) (B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.250%, 03/04/10 (B)	5,000	5,000

		6,100

Arizona — 2.2%
Phoenix, Industrial Development Authority, Pilgrim Rest Foundation Project, Ser A, RB
0.210%, 03/02/10 (A) (B)	5,700	5,700
Pima County, COP
3.000%, 06/01/10	3,000	3,013
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.180%, 03/04/10 (A) (B)	13,355	13,355
Tucson, Industrial Development Authority, La Entrada Apartments Project, RB
0.260%, 03/03/10 (B)	1,325	1,325

		23,393

California — 6.3%
California State, Communities Development Authority, Ser 3048, RB
0.230%, 05/15/10 (B)	17,000	17,000
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.150%, 03/01/10 (B)	2,250	2,250
Ceres, Unified School District, TRAN
1.250%, 11/11/10	2,000	2,006

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Contra Costa, Water District Authority, Ser 750, RB, AGM
0.220%, 03/04/10 (B)	$5,635	$5,635
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.200%, 03/04/10 (B)	1,745	1,745
Eclipse Funding Trust, Solar Eclipse - Elk Grove
0.180%, 03/04/10 (A) (B)	11,800	11,800
JP Morgan Chase Putters/Drivers Trust, Ser 3609Z, GO, NATL-RE FGIC
0.200%, 03/01/10 (B)	4,395	4,395
Los Angeles, Community College District, GO
0.200%, 03/01/10 (B)	5,000	5,000
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.270%, 03/04/10 (B)	8,435	8,435
San Diego County, Museum of Art Project, COP
0.200%, 03/04/10 (A) (B)	650	650
Sequoia, Union High School District, Ser 2160, GO, AGM
0.200%, 03/04/10 (B)	6,965	6,965
Three Valleys, Municipal Water District Authority, Miramar Water Treatment Plant Project, Cl COP, COP
0.190%, 03/03/10 (A) (B)	1,600	1,600

		67,481

Colorado — 0.8%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federal Building Project, RB
0.170%, 03/01/10 (A) (B)	3,800	3,800
0.120%, 03/01/10 (A) (B)	400	400
Colorado State, Educational & Cultural Facilities Authority, Western Christian Schools Project, RB
0.180%, 03/01/10 (A) (B)	4,875	4,875

		9,075

Connecticut — 0.3%
Seymour , BAN
2.000%, 08/12/10	2,690	2,702

Delaware — 0.4%
New Castle County, University Courtyard Apartments Project, RB
0.190%, 03/04/10 (A) (B)	4,600	4,600

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 6.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.210%, 03/01/10 (A) (B)	$1,990	$1,990
Broward County, Water & Sewer Utility Authority, RB
0.200%, 03/04/10 (B)	3,090	3,090
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.230%, 03/07/10 (B)	2,335	2,335
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.230%, 03/04/10 (B)	2,905	2,905
Florida State University, Financial Assistance, Municipal Securities Trust Receipts, Ser 35 A, RB
0.230%, 03/04/10 (A) (B)	8,580	8,580
Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.260%, 03/03/10 (B)	7,100	7,100
Florida State, Housing Finance Agency, Country Club Project, Ser PP, RB
0.200%, 03/04/10 (B)	16,500	16,500
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.200%, 03/04/10 (B)	1,750	1,750
Highlands County, Health Facilities Authority, Adventist/Sunbelt Project, Ser A, RB
0.170%, 03/04/10 (A) (B)	14,890	14,890
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, RB, NATL
0.180%, 03/03/10 (A) (B)	2,100	2,100
South Broward, Hospital District, Putters, Ser 337, RB, NATL
0.250%, 03/04/10 (B)	6,245	6,245

		67,485

Georgia — 4.4%
Clayton County, Multi-Family Housing Authority, Rivers Edge Development Project, RB
0.200%, 03/04/10 (B)	1,000	1,000
De Kalb County, Hospital Authority, De Kalb Medical Center Project, Ser B, RB
0.180%, 03/01/10 (A) (B)	2,675	2,675
Dougherty County, School District, Sales Tax, GO
5.000%, 03/01/10	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Ports Authority, Garden City Terminal Project, RB
0.200%, 03/03/10 (A) (B)	$7,000	$7,000
Marietta, Multi-Family Housing Authority, Franklin Walk Apartments Project, RB
0.200%, 03/04/10 (B)	5,140	5,140
Marietta, Multi-Family Housing Authority, Wood Knoll Project, RB
0.200%, 03/04/10 (B)	10,205	10,205
Roswell, Multi-Family Housing Authority, Belcourt Project, Ser A, RB
0.210%, 03/03/10 (A) (B)	9,000	9,000
Thomasville, Hosptial Authority, John Archbold Project, Ser A, RB
0.190%, 03/01/10 (A) (B)	4,000	4,000
Thomasville, Hosptial Authority, John Archbold Project, Ser B, RB
0.190%, 03/01/10 (A) (B)	3,805	3,805

		47,825

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.280%, 03/04/10 (A) (B)	1,530	1,530

Illinois — 5.4%
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.180%, 03/03/10 (B)	15,920	15,920
Channahon Village, Morris Hospital Project, RB
0.190%, 03/04/10 (A) (B)	4,220	4,220
Chicago, Housing Authority, Putters, Ser 2933Z, RB, AGM
0.250%, 03/04/10 (B)	4,410	4,410
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.190%, 03/06/10 (B)	1,155	1,155
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, AGM
0.230%, 03/04/10 (B)	6,175	6,175
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.230%, 03/04/10 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.230%, 03/01/10 (B)	1,605	1,605
Deutsche Bank Spears/Lifers Trust, Ser 653, GO, NATL
0.230%, 03/01/10 (B)	9,051	9,051
Du Page County, Benedictine University Project, RB
0.180%, 03/01/10 (A) (B)	1,200	1,200

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, American Academy Project, RB
0.210%, 03/04/10 (A) (B)	$600	$600
Illinois State, Finance Authority, Glenkirk Project, RB
0.300%, 03/04/10 (A) (B)	1,740	1,740
Illinois State, Finance Authority, RB
0.200%, 03/01/10 (B)	2,855	2,855
Illinois State, International Port District, RB
0.190%, 03/05/10 (A) (B)	4,000	4,000
Illinois State, Ser A, GO
5.000%, 03/01/10	1,000	1,000
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.300%, 03/01/10 (A) (B)	2,000	2,000

		58,211

Indiana — 2.3%
Crawfordsville, Multi-Family Housing Authority, Autumn Woods Phase II Project, Ser B, RB
0.280%, 03/04/10 (A) (B)	945	945
East Porter County, School Building Authority, Spears , Ser DB-145, RB, NATL
0.230%, 03/04/10 (B)	5,710	5,710
Eclipse Funding Trust, Solar Eclipse - IPS Multi-School Building Project, Ser 2007-0026, RB
0.190%, 03/04/10 (A) (B)	2,000	2,000
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.190%, 03/04/10 (A) (B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.190%, 03/04/10 (A) (B)	3,835	3,835
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.140%, 03/01/10 (A) (B)	200	200
Indiana State, Finance Authority, Franklin College Project, RB
0.200%, 03/01/10 (A) (B)	100	100
Indiana State, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.140%, 03/01/10 (A) (B)	9,090	9,090
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.381%, 03/04/10	1,000	1,000

		24,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 1.8%
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.140%, 03/01/10 (A) (B)	$4,045	$4,045
Iowa State, Higher Education Loan Authority, Ser F, RAN
2.150%, 05/20/10 (A)	5,500	5,512
JP Morgan Chase Putters/Drivers Trust, Ser 3543, RB, AGM
0.250%, 03/01/10 (B)	4,995	4,995
Mason City, Industrial Development Authority, Supervalu Project, RB
0.300%, 03/03/10 (A) (B)	4,625	4,625

		19,177

Kansas — 1.5%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.200%, 03/04/10 (B)	3,700	3,700
Mission, Multi-Family Housing Revenue Authority, Silverwood Apartment Project, RB
0.200%, 03/03/10 (B)	11,000	11,000
University of Kansas, Hospital Authority, Health Systems Project, RB
0.140%, 03/01/10 (A) (B)	1,975	1,975

		16,675

Kentucky — 1.7%
Boyle County, Hospital Revenue Authority, Ephraim McDowell Health Project, RB
0.180%, 03/04/10 (A) (B)	7,000	7,000
Christian County, Ser A, RB
0.100%, 03/01/10 (A) (B)	1,000	1,000
Daviess County, Wendell Fosters Campus Project, RB
0.240%, 03/03/10 (A) (B)	2,990	2,990
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.250%, 05/01/10 (B)	3,275	3,275
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	4,000	4,018

		18,283

Louisiana — 1.5%
Louisiana State, Public Facilities Authority, River View Project, RB
0.210%, 03/04/10 (B)	12,200	12,200

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
0.810%, 03/04/10 (A) (B)	$1,450	$1,450
St. Tammany, Parishwide School District No. 12, GO, AGM
5.000%, 03/01/10	3,000	3,000

		16,650

Maine — 0.1%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.600%, 03/03/10	1,315	1,315

Massachusetts — 1.6%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.210%, 03/04/10 (B)	2,500	2,500
Massachusetts Bay, Transportation Authority, Municipal Securities Trust Receipts, Ser 123, RB
0.200%, 03/03/10 (B)	100	100
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.200%, 03/03/10 (A) (B)	1,000	1,000
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.180%, 03/04/10 (A) (B)	3,880	3,880
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.180%, 03/04/10 (A) (B)	2,145	2,145
Massachusetts State, Development Finance Agency, Cardinal Cushings Center Project, RB
0.200%, 03/04/10 (A) (B)	550	550
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.190%, 03/04/10 (A) (B)	1,515	1,515
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.500%, 03/04/10 (A) (B)	1,500	1,500
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.220%, 03/04/10 (B)	2,250	2,250
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.200%, 03/03/10 (A) (B)	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.210%, 03/04/10 (B)	$700	$700

		17,640

Michigan — 2.3%
Detroit, Water Supply Authority, RB, AGM
0.210%, 03/04/10 (B)	8,680	8,680
Michigan State, Municipal Bond Authority, Revenue Notes, Ser C-1
3.000%, 08/20/10	15,700	15,817

		24,497

Minnesota — 2.0%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.300%, 03/03/10 (A) (B)	2,000	2,000
Bloomington, Commercial Development Authority, ATS II Project, RB
0.200%, 03/04/10 (A) (B)	960	960
Bloomington, Housing Revenue Authority, Presbyterian Homes Project, RB
0.260%, 03/04/10 (B)	3,000	3,000
Brooklyn Center, Commercial Development Authority, Brookdale Office Park Partnership, RB
0.250%, 03/04/10 (A) (B)	1,750	1,750
Brooklyn Center, Revenue Authority, Brookdale Corporation II Project, RB
0.140%, 03/01/10 (A) (B)	3,200	3,200
Lauderdale, Children’s Home Society Project, RB
0.140%, 03/01/10 (A) (B)	65	65
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.300%, 03/03/10 (A) (B)	1,275	1,275
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.090%, 03/01/10 (A) (B)	6,283	6,283
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.120%, 03/01/10 (A) (B)	910	910
Oak Park Heights, Multi-Family Housing Authority, Boutwells Landing Project, RB
0.260%, 03/04/10 (B)	300	300
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.140%, 03/01/10 (A) (B)	1,670	1,670

		21,413

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 1.6%
Jackson County, Port Facility Authority , Chevron USA Project, RB
0.060%, 03/01/10 (B)	$5,000	$5,000
Mississippi State, Development Bank Special Obligation, Magnolia Regional Health Project, RB
0.190%, 03/01/10 (A) (B)	10,000	10,000
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.750%, 03/01/10 (A) (B)	2,500	2,500

		17,500

Missouri — 2.9%
Missouri State, Health & Educational Facilities Authority, Children’s Mercy Hospital Project, Ser B, RB
0.190%, 03/03/10 (A) (B)	645	645
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.140%, 03/01/10 (A) (B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury College Project, RB
0.090%, 03/01/10 (A) (B)	800	800
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.140%, 03/01/10 (A) (B)	2,900	2,900
Missouri State, Health & Educational Facilities Authority, Rockhurst University Project, RB
0.140%, 03/01/10 (A) (B)	1,520	1,520
Missouri State, Health & Educational Facilities Authority, St. Francis Medical Center, Ser A, RB
0.140%, 03/01/10 (A) (B)	2,200	2,200
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.120%, 03/01/10 (B)	1,125	1,125
Missouri State, Public Utilities Commission, Interim Construction Notes
2.250%, 08/01/10	10,000	10,052
Springfield, Industrial Development Authority, ABEC Project, RB
0.200%, 03/04/10 (A) (B)	3,100	3,100
St. Charles County, Industrial Development Authority, Trinity Manufacturing Project, RB
0.180%, 03/04/10 (A) (B)	7,180	7,180

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.240%, 03/04/10 (A) (B)	$1,300	$1,300

		31,022

Nebraska — 2.1%
Central Plains, Energy Project #2, RB
0.190%, 03/04/10 (B)	20,200	20,200
Norfolk, Industrial Development Revenue Authority , Supervalu Project, RB
0.300%, 03/03/10 (A) (B)	2,500	2,500

		22,700

New Hampshire — 1.3%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.170%, 03/04/10 (A) (B)	5,420	5,420
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.170%, 03/04/10 (A) (B)	8,800	8,800

		14,220

New Jersey — 2.5%
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, NATL
0.220%, 03/04/10 (B)	10,735	10,735
Hudson County, Improvement Authority, Revenue Notes
1.250%, 01/19/11	3,000	3,015
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	5,600	5,614
Newark, General Improvement Authority, Ser G, BAN
3.250%, 04/14/10	4,380	4,386
Newark, Ser D, GO
1.250%, 06/17/10	3,000	3,005

		26,755

New Mexico — 0.9%
Albuquerque, Metropolitan Redevelopment Authority, Springer Square Project, RB
0.800%, 03/04/10 (A) (B)	3,000	3,000
New Mexico State, Municipal Energy Acquisition Authority, RB
0.190%, 03/04/10 (B)	7,000	7,000

		10,000

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 6.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.230%, 03/04/10 (B)	$4,995	$4,995
Liberty Central School District, BAN
1.500%, 12/23/10	3,500	3,514
Monroe County, Industrial Development Agency, Rochester Institute Project, Ser A, RB
0.170%, 03/03/10 (A) (B)	5,000	5,000
New York City , Sub-Ser A-4, GO
0.140%, 03/01/10 (A) (B)	400	400
New York City, Housing Development Authority, Multi-Family - The Crest Project, Ser A, RB
0.200%, 03/03/10 (A) (B)	2,700	2,700
New York City, Housing Development Authority, Ser 2899, RB
0.220%, 03/04/10 (B)	18,385	18,385
New York City, Ser SUB-H5, GO
0.090%, 03/01/10 (B)	1,100	1,100
New York State, Dormitory Authority, Museum of Art Project, Ser A, RB
0.150%, 03/03/10 (B)	370	370
New York State, Dormitory Authority, Oxford University Press Project, RB
0.190%, 03/03/10 (A) (B)	2,400	2,400
0.120%, 03/01/10 (A) (B)	8,125	8,125
New York State, Dormitory Authority, RB
0.200%, 03/04/10 (B)	5,235	5,235
New York State, Dormitory Authority, RB
0.200%, 03/04/10 (B)	3,750	3,750
New York State, Thruway Authority, Ser 2800, RB
0.220%, 03/03/10 (B)	14,865	14,865

		70,839

North Carolina — 0.6%
BB&T Municipal Trust, Ser 2036, RB
0.210%, 03/04/10 (B)	700	700
North Carolina State, Capital Facilities Finance Agency, Campbell University Project, RB
0.190%, 03/04/10 (A) (B)	5,925	5,925
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.190%, 03/01/10 (A) (B)	125	125

		6,750

Ohio — 4.0%
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.120%, 03/01/10 (B)	100	100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 570, RB, AGM
0.260%, 03/04/10 (B)	$5,170	$5,170
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.190%, 03/01/10 (A) (B)	17,165	17,165
Ohio State, Infrastructure Improvement Project, Ser B, GO
0.190%, 03/03/10 (B)	14,500	14,500
South Euclid, Ser B, BAN
1.750%, 09/30/10	2,000	2,015
Warren County, Health Care Facilities Revenue, Otterbein Homes Project, RB
0.180%, 03/01/10 (A) (B)	4,000	4,000

		42,950

Oklahoma — 0.6%
Tulsa, Industrial Authority, Justin Industries Project, RB
0.200%, 03/03/10 (A) (B)	6,000	6,000

Pennsylvania — 4.8%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.190%, 03/04/10 (A) (B)	1,200	1,200
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.240%, 03/04/10 (A) (B)	1,885	1,885
Erie, Water Authority, Ser A, RB, AGM
2.000%, 06/01/10 (A) (B)	2,000	2,020
Erie, Water Authority, Ser C, RB, AGM
2.000%, 06/01/10 (A) (B)	5,000	5,050
Lackawanna County, Industrial Development Authority, Scranton Prep School Project, RB
0.180%, 03/02/10 (A) (B)	14,410	14,410
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.190%, 03/04/10 (A) (B)	3,600	3,600
Pennsylvania State, Higher Educational Facilties Authority, RB
0.200%, 03/04/10 (B)	7,500	7,500
RBC Municipal Products Trust, Ser E-11, RB
0.200%, 03/04/10 (A) (B)	10,000	10,000
RBC Municipal Products Trust, Ser E-12, RB
0.200%, 03/01/10 (A) (B)	4,000	4,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

West Cornwall Township, Municipal Authority, Senior Living Facility - Lebanon Valley, Ser Senior LIVING, RB
0.180%, 03/04/10 (A) (B)	$1,995	$1,995

		51,660

Puerto Rico — 6.5%
Austin Trust , Variable Certificates, Ser 2008-355
0.200%, 03/04/10 (A) (B)	11,500	11,500
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.190%, 03/04/10 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.220%, 03/04/10 (A) (B)	8,160	8,160
Puerto Rico Commonwealth, Highway & Transportation Authority, Putters, Ser 246, RB, AGM
0.950%, 03/01/10 (B)	1,365	1,365
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.220%, 03/06/10 (B)	23,800	23,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11765, RB
0.220%, 03/06/10 (B)	24,200	24,200

		70,590

South Carolina — 0.9%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.200%, 03/04/10 (A) (B)	4,600	4,600
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.250%, 03/07/10 (B)	4,800	4,800

		9,400

South Dakota — 0.4%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.300%, 03/03/10 (A) (B)	3,900	3,900

Tennessee — 0.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.190%, 03/03/10 (A) (B)	5,865	5,865

Texas — 5.0%
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.230%, 03/07/10 (B)	7,480	7,480

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.230%, 03/07/10 (B)	$3,670	$3,670
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.230%, 03/04/10 (B)	3,940	3,940
Eclipse Funding Trust, Solar Eclipse - El Paso , Ser 2006-0071, GO
0.200%, 03/04/10 (A) (B)	3,900	3,900
Houston, Ser 11289, GO, NATL
0.210%, 03/06/10 (B)	4,600	4,600
Keller, Independent School District, GO
0.120%, 03/01/10 (B)	800	800
Panhandle, Regional Housing Finance Agency, Jason Avenue Residential Apartments Project, RB
0.200%, 03/04/10 (A) (B)	7,500	7,500
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.160%, 03/03/10 (B)	7,500	7,500
Tarrant County, Cultural Education Facilities Finance, Ser 1761, RB
0.220%, 03/03/10 (B)	4,700	4,700
Trinity, Higher Educational Facilities, Tillotson University Project, Ser A, RB
0.200%, 03/04/10 (A) (B)	4,800	4,800
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser 112, RB, FGIC
0.150%, 03/01/10 (B)	5,300	5,300

		54,190

Utah — 0.7%
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.250%, 03/02/10 (B)	1,625	1,625
JP Morgan Chase Putters/Drivers Trust, Ser 3642, RB, AGM
0.200%, 03/02/10 (B)	2,000	2,000
Murray City, Hospital Revenue Authority, Health Services Project, Ser C, RB
0.090%, 03/01/10 (B)	4,000	4,000

		7,625

Vermont — 1.8%
Vermont State, Educational & Health Buildings Financing Agency, Copley Hospital Project, Ser A, RB
0.190%, 03/04/10 (A) (B)	3,775	3,775
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.170%, 03/04/10 (A) (B)	4,735	4,735

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.170%, 03/04/10 (A) (B)	$7,830	$7,830
Winooski , Special Obligation, Ser A, TA
0.090%, 03/01/10 (A) (B)	2,650	2,650

		18,990

Virginia — 1.0%
Virginia Commonwealth University, Ser B, RB, AMBAC
0.130%, 03/01/10 (A) (B)	11,000	11,000

Washington — 2.1%
Eclipse Funding Trust, RB
0.120%, 03/01/10 (A) (B)	300	300
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.180%, 03/07/10 (B)	13,555	13,555
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.200%, 03/04/10 (B)	7,310	7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.140%, 03/01/10 (A) (B)	270	270
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.250%, 03/04/10 (A) (B)	635	635
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.140%, 03/01/10 (A) (B)	400	400

		22,470

West Virginia — 2.4%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.320%, 03/04/10 (A) (B)	6,540	6,540
Monongalia County, Building Commission, General Hospital Project, Ser A, RB
0.230%, 03/01/10 (A) (B)	10,650	10,650
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.380%, 03/01/10 (A) (B)	3,400	3,400
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.250%, 03/01/10 (A) (B)	5,300	5,300

		25,890

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 5.9%
Wisconsin State, Health & Educational Facilities Authority, Agnesian Health Care Project, RB
0.180%, 03/04/10 (A) (B)	$15,000	$15,000
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.140%, 03/01/10 (A) (B)	1,935	1,935
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.140%, 03/01/10 (A) (B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.510%, 03/04/10 (A) (B)	4,040	4,040
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.270%, 03/04/10 (B)	35,534	35,533
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.410%, 03/04/10 (B)	7,285	7,285

		64,093

Multi-State — 3.0%
BB&T Municipal Trust, Ser 1010, RB
0.260%, 03/04/10 (A) (B)	200	200
BB&T Municipal Trust, Ser 1013, COP
0.260%, 03/04/10 (A) (B)	500	500
BB&T Municipal Trust, Ser 1024, RB
0.260%, 03/04/10 (A) (B)	5,200	5,200
BB&T Municipal Trust, Ser 1025, RB
0.260%, 03/01/10 (A) (B)	11,295	11,295
BB&T Municipal Trust, Ser 1027, RB
0.260%, 03/01/10 (A) (B)	2,600	2,600
BB&T Municipal Trust, Ser 1037
0.290%, 03/04/10 (A) (B)	5,400	5,400
BB&T Municipal Trust, Ser 2028, RB, AMBAC
0.200%, 03/04/10 (B)	5,000	5,000
BB&T Municipal Trust, Ser 2031, RB, AGM
0.240%, 03/04/10 (B)	1,000	1,000
BB&T Municipal Trust, Ser 5000, RB
0.350%, 03/03/10 (A) (B)	906	906

		32,101

Total Municipal Bonds (Cost $1,075,142) ($ Thousands)		1,075,142

Total Investments — 99.7% (Cost $1,075,142) ($ Thousands)		$1,075,142

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2010

Percentages	are based on Net Assets of $1,078,528 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Alabama — 0.4%
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	$3,500	$3,725

Alaska — 1.8%
Alaska Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,843
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,311
Alaska State, Housing Finance Authority, Ser A-1, RB Callable 04/05/10 @ 100
6.000%, 06/01/15	1,940	1,947
Alaska State, Housing Finance Authority, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,225
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,134

		16,460

Arizona — 2.4%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,211

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$4,813
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,755
Mesa, Utility Systems Authority, RB, NATL-RE FGIC
6.500%, 07/01/11	2,000	2,136
Phoenix, Civic Improvement Corporation, Junior Lien, Ser Junior LIEN, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,201
Pima County, Unified School District , GO, AGM Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,222
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,860

		22,198

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB Callable 01/01/11 @ 100
4.700%, 07/01/16	315	316
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,735
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,736

		3,787

California — 11.4%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,670
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,792
California State, Department of Water Resources, Ser B-1, RB Callable 03/02/10 @ 100
0.070%, 05/01/22 (A) (B)	3,600	3,600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	$8,130	$8,606
California State, GO Callable 10/01/10 @ 100
6.250%, 10/01/19	480	481
California State, GO Callable 06/01/10 @ 100
5.250%, 06/01/12	690	697
California State, GO
5.000%, 03/01/17	2,675	2,905
5.000%, 10/01/18	3,000	3,223
California State, GO Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,232
5.500%, 04/01/21	5,000	5,373
California State, Housing Finance Agency, Ser M, AMT, RB Callable 02/01/18 @ 100
5.950%, 08/01/25	2,800	2,819
California State, Municipal Finance Authority, Community Hospitals Project, RB Callable 02/01/19 @ 100
5.250%, 02/01/24	1,135	1,049
California State, Pollution Control Financing Authority, Pacific Gas Project, Ser B, AMT, RB, AMBAC Callable 06/01/17 @ 100
4.750%, 12/01/23	4,000	3,851
California State, Ser A, GO Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	1,935
5.000%, 07/01/20	5,000	5,488
California State, Ser C-3, GO Callable 03/02/10 @ 100
0.090%, 07/01/23 (A) (B)	2,200	2,200
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
1.298%, 06/01/23 (C)	3,500	3,068
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/10 @ 100
5.000%, 06/01/20	1,000	981
Golden State, Tobacco Securitization Project, Ser A-1, RB Pre-Refunded @ 100
6.750%, 06/01/13 (D)	1,500	1,764
Golden State, Tobacco Securitization Project, Ser A-1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	5,235	4,793

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	$1,000	$1,127
5.250%, 11/01/20	1,000	1,115
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,412
Lammersville, School District #2002, Mountain House Project, Special Tax Obligation Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	763
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,460
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,984
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC Callable 07/01/16 @ 100
5.000%, 07/01/31	2,900	2,950
M-S-R Energy Authority, Ser A, RB
6.125%, 11/01/29	2,300	2,343
Northern California, Tobacco Securitization Authority, Ser A-1, RB Callable 06/01/15 @ 100
4.750%, 06/01/23	825	759
Roseville Westpark, Community Facilities District #1, Special Tax Obligation Callable 09/01/10 @ 103
5.200%, 09/01/26	1,000	872
Sacramento County, California Airport Systems Project, Sub-Ser D, RB Callable 07/01/18 @ 100
5.625%, 07/01/29	1,125	1,155
5.500%, 07/01/28	1,345	1,374
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,366
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,711
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,385
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,171

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	$4,000	$4,489
Vernon, Electrical Systems Revenue Authority, Ser A, RB Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	3,204

		106,167

Colorado — 0.0%
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser C-3, RB Callable 04/05/10 @ 104
6.750%, 05/01/17	10	10
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB Callable 08/01/11 @ 102
4.875%, 08/01/13	105	105

		115

Connecticut — 1.5%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/14	2,600	2,960
5.000%, 01/01/16	2,350	2,718
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,917
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,443
Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	1,100	1,171

		14,209

Florida — 8.2%
Broward County, Airport System Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,723
Broward County, Airport System Authority, Ser O, RB Callable 10/01/19 @ 100
5.375%, 10/01/29	2,535	2,610
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	$2,580	$2,911
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,683
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,671
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,513
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	3,490	3,999
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, AGM Callable 07/01/10 @ 100
5.750%, 01/01/17	45	45
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,908
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,757
Florida State, Water Pollution Control Financing Authority, Ser A, RB Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,236
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,509
Hillsborough County, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,492
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,427
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,163
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,184

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/14 (D)	$4,500	$5,188
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, NATL
5.000%, 06/01/14	4,370	4,691
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,416
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,749
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,397
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,185

		76,037

Georgia — 4.2%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,479
6.000%, 11/01/25	1,950	2,093
Burke County, Development Authority, Oglethorpe Power Project, Ser C-2, RB, AMBAC
4.625%, 01/01/37 (A)	4,150	4,162
Clayton County, Development Authority, Delta Airlines Project, Ser A, RB Callable 06/01/20 @ 100
8.750%, 06/01/29	1,125	1,161
Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB Callable 03/01/17 @ 100
5.125%, 03/01/37	1,865	1,169
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB Callable 04/05/10 @ 100
5.250%, 06/01/20	2,720	2,811
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	1,790	1,900
Gwinnett County, Development Authority, Gwinnett County Public Schools Project, COP, NATL Pre-Refunded @ 100
5.250%, 01/01/14 (D)	6,050	6,952

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/23 (D)	$3,080	$3,632
Gwinnett County, School District, GO
5.000%, 02/01/21	3,290	3,908
Main Street Natural Gas, Ser A, RB
5.000%, 03/15/14	3,560	3,843
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	850	889
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,245	1,168

		39,167

Guam — 0.2%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.625%, 12/01/29	1,210	1,239
5.375%, 12/01/24	750	775

		2,014

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,084
Honolulu City & County, Wastewater Authority, 2nd Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,746

		3,830

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 01/01/11 @ 100
5.600%, 01/01/21	130	132

Illinois — 2.5%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC Callable 04/05/10 @ 101
5.500%, 01/01/12	5,000	5,058
Chicago, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 01/01/14 (D)	2,590	2,962
Chicago, Ser A, GO, NATL Pre-Refunded @ 100
5.000%, 01/01/13 (D)	455	507
Illinois State, GO Callable 01/01/20 @ 100
5.000%, 01/01/22	3,500	3,738

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Health Facilities Authority, Condell Medical Center Project, RB
6.000%, 05/15/10 (E)	$240	$243
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,419
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,120
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,458

		23,505

Indiana — 2.1%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,467
Indiana State, Health Facilities Financing Authority, Ascension Health Project, Ser A, RB
5.000%, 10/01/27 (A)	2,900	3,042
Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	2,135	2,176
Indiana University, Student Fees Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,289
Indianapolis, Airport Authority , Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,138
Indianapolis, Gas Utility Authority, 2nd Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,549
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL Callable 10/01/11 @ 101
5.500%, 10/01/12	2,860	3,058

		19,719

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,353

Kansas — 0.1%
Wyandotte County, Legends Village West Project, RB Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,027

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	$2,400	$2,750
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,842

		4,592

Maryland — 2.7%
Baltimore, Water Projects, Ser A, RB, FGIC Pre-Refunded @ 100
5.000%, 07/01/13 (D)	3,860	4,372
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,475
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,532
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,848
Maryland State, State & Local Facilities Loan, Ser 1, GO
5.000%, 03/15/17	3,000	3,534
Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	3,925	4,635
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,045
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,029

		25,470

Massachusetts — 4.4%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	3,300	3,386
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,493
5.000%, 07/01/23	3,000	3,490
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,669

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	$2,395	$2,557
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser B, RB, AGM Callable 04/05/10 @ 100
5.250%, 06/01/11	1,585	1,590
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,793
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-1, RB
4.125%, 10/01/37 (A)	1,570	1,636
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,689
Massachusetts State, Ser C, GO
5.500%, 11/01/15	2,440	2,914
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,614
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,248
5.000%, 08/01/16	2,250	2,644
Massachusetts State, Water Resources Authority, Ser A, RB, FGIC
6.125%, 08/01/11 (E)	1,000	1,080

		40,803

Michigan — 1.1%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,474
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	2,330	2,483
Michigan Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,353

		10,310

Minnesota — 1.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,622

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Highway & Various Purpose Project, GO Callable 08/01/17 @ 100
5.000%, 08/01/19	$3,420	$3,938
Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,073
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,521

		13,154

Missouri — 0.9%
Cape Girardeau County, Industrial Development Authority, St. Francis Medical Center Project, RB Callable 06/01/14 @ 100
5.500%, 06/01/34	300	303
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	1,002
Missouri State, Highways & Transit Commission, 2nd Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,552
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,148
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,630

		8,635

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB Callable 01/01/20 @ 100
5.000%, 07/01/23	2,250	2,392
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,940
Henderson, Local Improvement Districts, Ser T-18, SAB Callable 09/01/10 @ 103
5.300%, 09/01/35	1,995	905

		6,237

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 3.0%
New Jersey State, Economic Development Authority, Cigarette Tax, RB, FGIC
5.000%, 06/15/11	$3,000	$3,050
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,581
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,784
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	1,350	1,279
New Jersey State, Transportation Trust Fund Authority, RB, AMBAC
5.250%, 12/15/22	5,000	5,599
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	8,193
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB Pre-Refunded @ 100
5.500%, 06/15/13 (D)	3,150	3,619

		28,105

New Mexico — 0.9%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	700	735
5.000%, 09/01/13	2,800	3,062
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,973

		8,770

New York — 8.2%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,759
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,270
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,708

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	$2,000	$2,152
New York City, Municipal Water Finance Authority, Ser B, RB, AGM Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,465
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,239
5.000%, 08/01/22	2,000	2,202
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,362
New York City, Sub-Ser B-2, GO Callable 03/02/10 @ 100
0.140%, 08/15/20 (A) (B)	1,100	1,100
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,195
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (C)	3,250	3,489
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,563
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,677
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,396
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	212
New York State, Environmental Facilities Authority, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,778
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	5,000	5,818
New York State, Thruway Authority, Ser B, RB, AMBAC
5.250%, 04/01/13	4,050	4,561
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,744

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Tobacco Settlement Authority, Ser B, RB
5.000%, 06/01/12	$2,570	$2,802
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,333
Suffolk County, Industrial Development Agency, New York Institute of Technology Project, RB Callable 03/01/15 @ 100
5.000%, 03/01/26	1,400	1,395
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,540
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,534

		76,294

North Carolina — 0.5%
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,141
Raleigh-Durham, Airport Authority, AMT, RB, NATL-RE FGIC Callable 05/01/17 @ 100
5.000%, 05/01/18	2,000	2,088

		4,229

North Dakota — 0.0%
Williams County, RB Callable 11/01/14 @ 100
5.000%, 11/01/31	430	389

Ohio — 3.9%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/47	4,375	3,275
5.125%, 06/01/24	3,245	2,990
Erie County, Hospital Facilities Authority, Firelands Regional Medical Center, Ser A, RB
5.500%, 08/15/10	1,000	1,012
Kent State, University Revenues, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,771

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	$2,500	$2,666
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,022
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,823
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,695
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,308
Ohio State, GO
6.100%, 08/01/12	2,000	2,248
Ohio State, Higher Educational Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	1,000	1,210
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,071
Ohio State, Water Development Authority, Fresh Water Project, RB
5.500%, 06/01/20	2,760	3,316
Ohio State, Water Development Authority, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,104

		36,511

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,514

Oregon — 0.5%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,358
Oregon State, Facilities Authority, Samaritan Health Services Project, Ser A, RB
5.250%, 10/01/40	1,095	1,087

		4,445

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 7.3%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	$1,390	$1,460
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,061
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,683
Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	1,500	1,568
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/29	3,000	3,114
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,414
5.500%, 07/01/12	5,925	6,469
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,071
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,648
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Healthcare Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,908
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	3,937
Pennsylvania State, Economic Development Financing Authority, Exelon Generation Project, Ser A, RB Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	953
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,023
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,644

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	$5,000	$5,650
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,897
Pennsylvania State, Ser 3, GO, AGM Callable 09/01/14 @ 100
5.000%, 09/01/15	10,000	11,408
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,600
Somerset County, Hospital Authority, Somerset Community Hospital Project, Ser B, RB Callable 03/02/10 @ 100
0.240%, 03/01/37 (A) (B)	1,610	1,610
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,346

		67,464

Puerto Rico — 6.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,639
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,149
5.000%, 12/01/13	1,000	1,068
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,801
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,822
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,145
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, RB
5.500%, 12/01/15	4,370	4,857
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,102

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (E)	$5	$5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,060
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (B)	8,000	8,249
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,775
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,336
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (D)	1,235	1,479
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
5.000%, 07/01/16	2,380	2,621
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
5.000%, 08/01/39 (A)	6,000	6,289
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,937
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,559
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,545
Puerto Rico Commonweath, Government Development Board, RB, NATL Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,121

		64,559

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB Callable 04/05/10 @ 100
4.950%, 10/01/16	610	610

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Callable 12/01/14 @ 100
5.000%, 12/01/16	$3,000	$3,263
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	945
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,268
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB Pre-Refunded @ 100
5.625%, 11/15/12 (D)	295	331

		5,807

Tennessee — 0.7%
Clarksville, Natural Gas Acquisition, RB
5.000%, 12/15/15	1,650	1,711
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,605
Nashville & Davidson Counties, Metropolitan Government, Cable Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	2,685	2,923

		6,239

Texas — 10.5%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,246
5.000%, 02/15/23	3,895	4,317
Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	1,130	1,149
Clear Creek Island, Independent School District, Ser A, GO
5.000%, 02/15/17	1,885	2,193
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,079
Cypress-Fairbanks, Independent School District, GO Callable 02/15/16 @ 100
5.000%, 02/15/22	3,000	3,299

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dallas , Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	$3,495	$3,708
Dallas, Area Rapid Transit Authority, Senior Lien, Ser Senior LIEN, RB, AMBAC Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,580
Dallas, Waterworks & Sewer Systems Authority, RB, AGM Callable 04/05/10 @ 100
5.000%, 10/01/24	5,000	5,013
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/22	540	571
5.000%, 11/01/23	300	316
5.000%, 11/01/24	350	367
Dickinson, Independent School District, Schoolhouse Project, GO Callable 02/15/15 @ 100
5.000%, 02/15/19	4,000	4,379
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,315
Frisco, Independent School District, School Building Project, GO Callable 08/15/17 @ 100
4.500%, 08/15/23	2,210	2,349
Harris County, Industrial Development, AMT, RB
0.120%, 03/01/23 (A)	1,500	1,500
Houston, Community College, Northline Mall Campus Project, RB, AMBAC Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,051
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (F)	5,500	4,384
Houston, Independent School District, Schoolhouse Project, GO
5.000%, 02/15/17	2,000	2,327
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,044
Lower Colorado, River Authority, RB
5.000%, 05/15/15	2,000	2,260
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,187

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	$5,000	$5,600
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,341
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,268
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	267
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,460
Northside, Independent School District, GO Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,770
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,158
5.000%, 02/15/17	1,000	1,161
Plano, Independent School District, Ser A, GO
5.000%, 02/15/15	1,850	2,134
San Antonio, Airport Systems Authority, Ser 2003, AMT, RB, AGM
6.000%, 07/01/12	2,045	2,217
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,494
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB Callable 04/01/16 @ 100
4.850%, 04/01/21	4,000	3,946
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,511
Texas State, Municipal Power Agency, RB, NATL
5.282%, 09/01/16 (E) (F)	25	21
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,423
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,413

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	27

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	$1,600	$1,779
Texas State, Water Development Board, Sub-Ser, RB Callable 07/15/19 @ 100
5.000%, 07/15/22	3,000	3,390

		98,004

Utah — 0.3%
Intermountain Power Agency, Sub-Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,744

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM Callable 11/01/14 @ 100
5.000%, 05/01/34	1,025	1,046

Virginia — 2.5%
Chesapeake, Economic Development Authority, RB
3.600%, 02/01/32 (A)	1,400	1,439
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,042
Fairfax County, Economic Development Authority, Ser A, AMT, RB, AMBAC
6.100%, 02/01/11	5,000	5,154
Fairfax County, Public Improvement Authority, Ser A, GO
5.000%, 04/01/18	3,000	3,538
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,614
5.000%, 06/01/21	1,500	1,611
Virginia State, College Building Authority, 21st Century College & Equipment Project, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/14 (D)	2,500	2,867
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	2,012
4.300%, 07/01/13	1,875	1,941
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,293

		23,511

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 4.2%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	$4,015	$4,509
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,363
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	5,000	5,781
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser F, RB, NATL Callable 07/01/13 @ 100
5.000%, 07/01/18	3,000	3,234
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,432
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,602
Washington State, Ser 2010E, GO Callable 02/01/20 @ 100
5.000%, 02/01/22	6,000	6,862
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,146
Washington State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
6.500%, 06/01/26	6,495	6,664

		38,593

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB Callable 07/01/10 @ 100
5.750%, 09/01/27	620	624

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,588

Total Municipal Bonds (Cost $888,806) ($ Thousands)		921,692

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	$6,000	$5,340

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,340

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (G)	5,914,253	5,914

Total Cash Equivalent (Cost $5,914) ($ Thousands)		5,914

Total Investments — 100.2% (Cost $900,676) ($ Thousands)		$932,946

Percentages are based on Net Assets of $931,097 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2010. The coupon on a step bond changes on a specified date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Security is escrowed to maturity.

(F)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(G)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

Re — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	29

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.0%

Alaska — 0.8%
Anchorage, Recreational Facilities Authority, Ice Rink Project, RB Pre-Refunded @ 100
6.375%, 07/01/10 (A)	$1,000	$1,019
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
5.000%, 09/01/10	1,500	1,535
3.500%, 09/01/10	1,200	1,219

		3,773

Arizona — 3.4%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB Pre-Refunded @ 102
7.000%, 12/01/10 (A)	2,200	2,340
JP Morgan Chase Putters/Drivers Trust, Ser 3598, RB Callable 07/01/19 @ 100
0.270%, 07/01/33 (B)	9,295	9,295
Phoenix, Industrial Development Authority, Pilgrim Rest Foundation Project, Ser A, RB Callable 03/02/10 @ 100
0.210%, 10/01/30 (B) (C)	125	125
Pima County, COP
4.000%, 06/01/11	5,000	5,174

		16,934

California — 13.1%
California State, Communities Development Authority, Kaiser Permanente Project, Ser E, RB Callable 05/02/11 @ 100
4.000%, 11/01/36 (B)	4,300	4,433

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Communities Development Authority, Kaiser Permanente Project, Ser E2, RB
4.000%, 04/01/44 (B)	$10,000	$10,308
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,924
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,044
California State, Infrastructure & Economic Development Bank, J. Paul Project, Ser A-4, RB
1.650%, 10/01/47 (B)	2,700	2,721
California State, Municipal Finance Authority, Waste Management Project, RB
3.450%, 09/01/14	1,250	1,250
Fontana, Unified School District, BAN
3.875%, 12/01/12 (D)	3,000	2,786
4.000%, 12/01/12	5,300	5,485
Irvine, Unified School District, Community Facilities District No. 86-1, AGM
3.000%, 09/01/10	1,500	1,513
3.000%, 09/01/11	3,070	3,130
Los Angeles, Department of Airports, Ser E, RB
3.000%, 05/15/11	3,165	3,237
2.000%, 05/15/10	1,000	1,003
Newport Beach, HOAG Memorial Hospital Project, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,681
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,311
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL Callable 08/01/17 @ 100
0.270%, 08/01/32 (B)	100	100
Redwood, School District, TRAN
2.500%, 10/28/10	5,900	5,967
San Bernardino County, Arrowhead Project, Ser A, COP
3.000%, 08/01/11	1,000	1,027
San Bernardino County, Transportation Authority, Ser A, RB, FGIC
6.000%, 03/01/10 (E)	1,360	1,360
San Luis Obispo County, Cuesta Community College, Ser A, COP Callable 11/01/10 @ 100
3.125%, 11/01/12	5,600	5,661

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Woodland, TRAN
2.500%, 06/30/10	$1,420	$1,427
Yuba City, Unified School District, TRAN
1.500%, 11/23/10	5,000	5,011

		65,379

Colorado — 2.3%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB Pre-Refunded @ 100
5.250%, 09/01/11 (A)	1,000	1,071
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
5.375%, 09/01/10 (E)	1,000	1,025
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser C-8, RB
4.100%, 09/01/36 (B)	1,655	1,730
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (E)	450	469
Grand Elk Ranch, General Improvement District, GO Pre-Refunded @ 100
7.000%, 12/01/12 (A)	1,000	1,162
Lincoln Park, Metropolitan District, GO Pre-Refunded @ 102
7.750%, 12/01/11 (A)	3,765	4,200
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL-RE FGIC
5.000%, 06/01/11	1,715	1,807

		11,464

Delaware — 0.6%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	3,000	3,024

Florida — 5.0%
Florida State, Board of Education, Capital Outlay, Ser A, GO
5.750%, 06/01/10	1,000	1,013
Florida State, Education System, University System Improvement Project, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,291
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 04/05/10 @ 100
4.000%, 09/01/10	3,780	3,781

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 04/05/10 @ 100
4.000%, 02/01/11	$1,700	$1,702
4.000%, 11/01/11	4,770	4,773
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (E)	35	39
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	985	1,060
Jea, St. Johns River Power Park System, Ser 1, RB
5.000%, 10/01/10	2,110	2,167
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, Ser A, RB, AMBAC
4.375%, 08/15/10 (E)	945	963
Miami-Dade County, Industrial Development Authority, Waste Management Project, RB
2.000%, 12/01/18 (B)	1,250	1,250
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, RB, AGM
4.000%, 06/01/11	980	1,002
North Broward, Hospital District, RB Pre-Refunded @ 101
6.000%, 01/15/11 (A)	1,500	1,589

		24,630

Georgia — 1.0%
Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	2,665	2,817
Marietta, Housing Authority, Essential Function Project, RB Callable 04/05/10 @ 103
3.950%, 02/01/19 (B) (C)	2,000	2,002

		4,819

Hawaii — 0.2%
Hawaii State, Highway Authority, RB
4.000%, 01/01/11	1,000	1,030

Illinois — 3.4%
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,361

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cook County, Community Consolidated School District No. 65-Evanston, Ser A, GO, AGM
6.750%, 05/01/10	$1,085	$1,096
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, AGM
0.230%, 01/01/26 (B)	100	100
Downers Grove Village, Ser A, GO
4.500%, 01/01/11	1,365	1,408
Illinois State, Finance Authority, Art Institute of Chicago, RB
4.100%, 03/01/34 (B)	4,500	4,677
Illinois State, Finance Authority, Provena Health Project, Ser A, RB
5.000%, 05/01/10	550	553
Lake County, Community Consolidated School District No. 50-Woodland, Ser B, GO, NATL-RE FGIC
1.019%, 12/01/10 (D)	1,000	998
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,148
McLean County, Public Building Commission, Public Building Project, RB, NATL
4.777%, 11/01/10 (D)	1,550	1,544
Rochelle, Ser B, RB
4.000%, 05/01/10	910	915
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,048
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,202

		17,050

Indiana — 4.3%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/11	1,505	1,561
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A, RB
5.000%, 11/01/27 (B)	4,950	5,105
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A1, RB
3.625%, 11/15/36 (B)	4,100	4,276
Noblesville, Independent School District, High School Building Project, RB, AMBAC
4.500%, 07/10/10	2,410	2,446

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	$1,125	$1,167
4.000%, 06/30/12	1,135	1,188
Zionsville, Sewer Works Authority, BAN Callable 03/10/10 @ 100
4.250%, 12/15/11	5,725	5,781

		21,524

Iowa — 1.2%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,503
Dubuque, Community School District, BAN
3.000%, 03/30/10	2,000	2,002
Iowa State, Finance Authority, Ser F, RB
5.000%, 08/15/39 (B)	2,500	2,669

		6,174

Kansas — 0.7%
Overland Park, Development Authority, 1st Tier, Ser A, RB Pre-Refunded @ 101
7.375%, 01/01/11 (A)	1,495	1,595
University of Kansas, Hospital Authority, Health Systems Project, RB
5.000%, 09/01/10	750	762
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,048

		3,405

Kentucky — 1.0%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,044
5.000%, 08/15/12	1,000	1,067
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB Callable 03/29/10 @ 100
3.000%, 02/01/11	1,500	1,511
Louisville & Jefferson County, Metropolitan Government, Seven Counties Services Project, RB Callable 04/01/10 @ 100
0.800%, 12/01/20 (B) (C)	1,255	1,255

		4,877

Louisiana — 0.3%
Eclipse Funding Trust, Solar Eclipse, RB Callable 11/01/17 @ 100
0.140%, 11/01/31 (B) (C)	100	100

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/10	$770	$780
5.000%, 08/01/11	750	783

		1,663

Massachusetts — 3.9%
Berkshire, Regional Transit Authority, RAN
2.750%, 09/10/10	1,420	1,427
Massachusetts Health & Educational Facilities Authority, Northeastern University Project, RB
0.600%, 10/01/37 (B)	7,000	7,001
Massachusetts, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	1,000	1,003
New Bedford, RAN
1.250%, 06/30/10	10,000	10,011

		19,442

Michigan — 4.2%
Avondale School District, GO, AGM
2.500%, 05/01/11	1,000	1,015
Detroit, Water Supply Systems, Ser B, RB, NATL
5.400%, 07/01/10	1,010	1,024
Michigan State, Hospital Finance Authority, Ascension Project, Ser B3, RB
2.750%, 11/15/33 (B)	1,920	1,941
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,004
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/11	1,115	1,161
5.000%, 05/01/12	1,440	1,529
Michigan State, Municipal Bond Authority, School Loan Program, Ser A, RB
5.250%, 06/01/11	1,275	1,324
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,843
Michigan State, South Central Power Agency, RB, AMBAC
5.000%, 11/01/10	1,020	1,047
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (B)	5,000	5,109
Michigan State, Strategic Fund, Hope Network Project, RB Callable 03/02/10 @ 100
0.800%, 04/01/35 (B) (C)	2,730	2,730

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Summit Academy School, COP Pre-Refunded @ 101
8.750%, 07/01/10 (A)	$1,100	$1,140

		20,867

Minnesota — 0.8%
Woodbury, Saint Ambrose Project, RB Callable 03/02/10 @ 100
0.330%, 09/01/29 (B) (C)	4,200	4,200

Missouri — 0.7%
Greene County, Wilson Creek Project, GO Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,255
Missouri State, Environmental Improvement & Energy Resources Authority, Associated Electrical Co-op Project, RB
4.375%, 12/01/34 (B)	1,665	1,717

		2,972

Nevada — 0.9%
Clark County, Airport Revenue Authority, RB Callable 01/01/20 @ 100
0.300%, 01/01/36 (B)	4,250	4,250

New Hampshire — 0.6%
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
3.000%, 08/01/11	2,985	3,033

New Jersey — 8.3%
Bayonne, GO
3.000%, 07/01/13	455	473
Borough of Harvey Cedars, BAN
1.250%, 12/10/10	2,359	2,361
Camden, BAN
2.000%, 11/30/10	1,175	1,181
Deptford Township, Ser A, BAN
2.000%, 11/15/10	2,851	2,876
Florence Township, BAN
1.250%, 12/10/10	3,659	3,667
Long Branch, BAN
1.000%, 02/22/11	7,210	7,225
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/10	1,255	1,269
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	1,000	1,059

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Hospital Asset Transformation Program, Ser A, RB
5.000%, 10/01/10	$3,615	$3,704
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,050
Newark, General Improvement Authority, Ser A, BAN
1.250%, 06/17/10	3,450	3,455
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	6,200	6,217
Newark, Ser H, TAN
3.250%, 12/16/10	1,000	1,006
Trenton, General Improvement Authority, BAN
3.500%, 12/10/10	2,883	2,904
Trenton, Water Utility Authority, BAN
3.000%, 07/15/10	1,710	1,715

		41,162

New Mexico — 1.1%
Farmington, Pollution Control Board, Ser B, RB, FGIC Callable 04/01/10 @ 100
3.550%, 04/01/29 (B)	4,600	4,605
New Mexico State, Mortgage Finance Authority, RB
6.000%, 07/01/10 (E)	1,045	1,065

		5,670

New York — 15.9%
Adirondack Central School District, BAN
1.000%, 12/30/10	7,107	7,117
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB Pre-Refunded @ 102
6.125%, 10/01/11 (A)	3,100	3,432
Buffalo & Fort Erie, Public Bridge Authority, RB
4.000%, 01/01/25 (B) (C)	2,710	2,744
Cheektowaga, South Line Fire District No. 10, BAN
1.500%, 10/21/10	2,130	2,143
Geneva, BAN
1.200%, 02/10/11	4,713	4,723
Lloyd, BAN
1.000%, 02/25/11	1,275	1,277
Lockport, City School District, BAN
1.000%, 02/24/11	1,165	1,167
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,199

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Municipal Water Finance Authority, Ser B, RB, FGIC
7.500%, 06/15/11 (E)	$1,145	$1,206
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,358
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (B)	4,500	4,666
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB
5.000%, 07/01/10	5,295	5,367
New York State, Dormitory Authority, Ser B, RB Callable 05/15/12 @ 100
5.250%, 11/15/23 (B)	2,870	3,115
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	2,870	2,988
New York State, Environmental Facilities, Ser B, RB Callable 04/05/10 @ 100
5.000%, 10/15/11	980	982
New York State, Municipal Bond Bank Agency, Ser C, RB
5.250%, 06/01/10	1,500	1,517
New York State, Urban Development Authority, Ser A, RB
5.500%, 01/01/17 (B)	7,650	7,952
Otsego County, Industrial Development Agency, Templeton Foundation Project, Ser A, RB Callable 03/02/10 @ 100
0.600%, 06/01/27 (B) (C)	1,455	1,455
Schenectady, School District, RAN
1.500%, 01/28/11	9,900	9,961
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (E)	845	904
Troy, Industrial Development Authority, Rensselaer Polytechnic Project, Ser A, RB
5.000%, 09/01/37 (B)	4,000	4,072
West Webster, Fire District, BAN
1.350%, 12/30/10	1,255	1,257
Williamsville Village, BAN
1.000%, 02/24/11	2,307	2,310

		78,912

North Carolina — 0.2%
Durham, Ser B, COP
5.250%, 12/01/11	1,015	1,064

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio — 7.4%
Cuyahoga County, Ser A, GO, NATL
2.778%, 10/01/10 (D)	$4,500	$4,487
Heath, BAN
1.500%, 03/09/11	1,100	1,105
Little Miami, Local School District, Classroom Facilities Project, COP
2.000%, 11/30/10	4,565	4,567
Marysville, Water & Sewer Authority, BAN
1.500%, 01/21/11	2,685	2,698
Ohio State, American Municipal Power, Electrical Systems Bowling Green Project, BAN
2.000%, 11/23/10	2,886	2,887
Ohio State, American Municipal Power, Electrical Systems Cleveland Project, BAN
3.000%, 08/13/10	1,810	1,822
Ohio State, American Municipal Power, Ser B, BAN
2.000%, 10/28/10	7,800	7,814
Ohio State, Department of Administrative Services, Taxation Accounting & Revenue, COP
4.000%, 09/01/10	2,555	2,601
Ohio State, Higher Educational Facility Commission, Pooled Funding, RB Callable 03/04/10 @ 100
1.000%, 09/01/24 (B) (C)	315	315
Sharonville, Convention Center Project, BAN Callable 04/05/10 @ 100
1.000%, 07/16/10	3,000	3,002
Stark County, Industrial Revenue Authority, H-P Products Project, AMT, RB Callable 06/02/10 @ 100
0.600%, 06/01/18 (B) (C)	195	195
Summit County, Port Authority, Barberton YMCA Project, RB Callable 03/02/10 @ 100
0.240%, 06/01/17 (B) (C)	3,145	3,145
Warrensville, BAN
3.000%, 02/03/11	2,250	2,271

		36,909

Oklahoma — 2.4%
Oklahoma State, Department of Transportation, Ser A, GAN
4.000%, 09/01/10	4,075	4,149
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,063

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 06/01/10	$1,190	$1,203
Oklahoma State, Industries Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,031
Tulsa County, Industrial Authority, Jenks Public Schools Project, RB
5.000%, 09/01/11	3,145	3,330
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB, AGM
5.000%, 09/01/10	1,200	1,228

		12,004

Pennsylvania — 2.8%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.000%, 06/15/10	1,250	1,266
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/10	1,400	1,418
5.000%, 11/15/11	1,000	1,027
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
3.600%, 09/01/13	1,000	1,000
Pennsylvania State, Higher Educational Facilties Authority, University of Scranton Project, RB
4.500%, 05/01/10	3,585	3,604
Pennsylvania State, Industrial Development Authority, RB
5.000%, 07/01/10	2,540	2,565
Pennsylvania State, Turnpike Commission, Sub-Ser D-1, RB
2.000%, 12/01/10	1,055	1,066
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB Pre-Refunded @ 101
5.875%, 12/01/11 (A)	1,700	1,867

		13,813

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Highway & Transportation Authority, Putters, Ser 246, RB, AGM Callable 07/01/12 @ 100
0.950%, 07/01/27 (B)	250	250

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	35

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group Project, RB
5.750%, 08/15/10	$1,020	$1,035

South Carolina — 0.9%
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
6.590%, 01/01/13 (D)	1,840	1,535
South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB Pre-Refunded @ 102
7.375%, 12/15/10 (A)	2,600	2,792

		4,327

South Dakota — 0.3%
Heartland, Consumers Power District, RB, AGM
6.000%, 01/01/12	1,545	1,637

Tennessee — 1.4%
Hendersonville, Industrial Development Board, Ser A, TA Callable 03/05/10 @ 100
0.800%, 05/01/36 (B) (C)	7,100	7,100

Texas — 8.2%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,127
Eagle Mountain & Saginaw, Independent School District, GO
4.481%, 08/15/11 (D)	1,235	1,214
Gulf Coast, Waste Disposal Authority, BP Products of North America, RB
2.300%, 01/01/42 (B)	4,955	5,030
Hardin, Independent School District, RB Pre-Refunded @ 102
5.000%, 01/01/11 (A)	3,224	3,410
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,167
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB Callable 06/01/12 @ 100
5.000%, 12/01/28 (B)	2,850	3,053
Harris County, Hospital District, RB, NATL Pre-Refunded @ 100
6.000%, 08/15/10 (A)	5,000	5,120

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lewisville, Independent School District, GO
4.593%, 08/15/11 (D)	$1,000	$982
Mission, Economic Development Authority, Waste Management Project, RB
2.000%, 12/01/18 (B)	3,000	2,997
North Central Texas, Health Facility Development Authority, Retirement Facilities Project, Ser A, RB
7.000%, 11/15/10 (E)	215	225
Prosper, Independent School District, School Building Project, GO
4.495%, 08/15/11 (D)	1,130	1,111
Tarrant County, Cultural Education Facilities Authority, Buckner Retirement Services Project, RB
5.000%, 11/15/10	600	608
Tarrant County, Health Facilities Development Authority, RB Pre-Refunded @ 101
6.700%, 11/15/10 (A)	4,000	4,219
Texas State, Municipal Power Agency, RB, NATL-RE FGIC Callable 04/05/10 @ 100
4.250%, 09/01/10	2,500	2,503
Texas State, Public Finance Authority, Ser A, GO
5.000%, 10/01/10	2,500	2,568
Waxahachie, Independent School District, GO Pre-Refunded @ 63
5.733%, 08/15/10 (A) (D)	5,365	3,395

		40,729

Virginia — 0.5%
Riverside, Regional Jail Authority, RAN Callable 04/05/10 @ 100
4.250%, 07/01/10	2,615	2,618

Washington — 1.8%
Everett, Public Facilities District Authority, RB Callable 03/02/10 @ 100
0.440%, 04/01/36 (B)	7,000	7,000
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,657
Washington State, Ser A, GO, AGM
6.250%, 02/01/11	315	321

		8,978

Wisconsin — 0.8%
Northland Pines, School District, TRAN
1.250%, 10/08/10	1,100	1,102

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Oak Creek, Waterworks System Authority, BAN Callable 04/05/10 @ 100
4.000%, 04/01/11	$3,000	$3,007

		4,109

Wyoming — 0.3%
Campbell County, Recreation Project, RB
5.000%, 06/15/10	1,430	1,448

Total Municipal Bonds (Cost $497,152) ($ Thousands)		502,275

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (F)	30,688	31

Total Cash Equivalent (Cost $31) ($ Thousands)		31

Total Investments — 101.0% (Cost $497,183) ($ Thousands)		$502,306

Percentages are based on Net Assets of $497,195 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	37

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

California — 93.4%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,014
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,061
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,246
California State University, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,208
California State University, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,398
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,496
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,073
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,153
California State, Communities Development Authority, LA Jewish Home Project, RB Callable 11/15/10 @ 100
4.500%, 11/15/13	3,000	3,048

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	$1,000	$1,024
California State, Department of Water Resources & Power, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	34
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,433
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,186
California State, GO
5.250%, 02/01/18	2,000	2,182
5.000%, 10/01/16	3,225	3,553
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,088
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,425	1,432
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,780
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,300
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,527
California State, Public Works Board, California State University Project, Ser A, RB, NATL-RE FGIC
5.250%, 10/01/17	1,380	1,460
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,684
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,135
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,245

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Various Purposes, GO
5.000%, 03/01/15	$7,000	$7,761
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,265
Corona-Norca, Unified School District, Ser B, GO, AGM
5.600%, 09/01/13 (B)	1,000	922
5.500%, 09/01/12 (B)	1,005	957
Del Mar, Race Track Authority, RB
5.000%, 08/15/10	700	708
Evergreen, Elementary School District, GO, NATL Callable 09/01/14 @ 100
5.000%, 09/01/22	2,270	2,397
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA
5.200%, 10/01/10	1,615	1,634
Fresno, Joint Powers Financing Authority, TA, AMBAC Callable 08/01/10 @ 102
5.500%, 08/01/15	1,445	1,487
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,736
Hacienda La Puente, Unified School District, Ser A, GO, NATL
5.450%, 08/01/15 (B)	1,200	993
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,144
Intermodal Container Transfer Facility, Joint Powers Authority, Ser A, RB, AMBAC
5.000%, 11/01/10	1,465	1,503
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,573
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,721
Los Angeles, Community College District, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,622
Los Angeles, Community College District, Ser E-1, GO Callable 08/01/18 @ 100
5.000%, 08/01/25	2,425	2,572
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,327

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Sonnenblick Del Rio Project, COP, AMBAC
5.375%, 11/01/10	$485	$499
M-S-R, Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,845
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,454
Ontario, Redevelopment Financing Authority, Center City & Cimarron Project No. 1, RB, NATL
5.000%, 08/01/11	1,270	1,300
Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,377
Rancho Cucamonga, Redevelopment Agency, Rancho Redevelopment Project, Ser A, TA, AMBAC Callable 09/01/14 @ 100
5.000%, 09/01/15	2,000	2,099
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	992
Rancho, Water District Financing Authority, Ser A, RB, AGM Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,526
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,522
Riverside, Community College District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,865
San Diego County, Burnham Institution for Medical Research Project, COP Callable 09/01/15 @ 102
5.000%, 09/01/16	575	557
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	2,075	2,289
5.000%, 05/15/24	1,000	1,081
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,370
San Francisco City & County, Airports Commission, Ser 2, RB, NATL-RE FGIC
5.000%, 05/01/12	1,555	1,670

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	39

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	$3,000	$3,415
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,109
San Francisco, Bay Area Toll Authority, Ser F, RB Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,155
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,088
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,176
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,646
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,240
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,200
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,997
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	531
5.000%, 11/01/16	550	549
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,096
University of California, Regents Medical Center, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,121
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,221
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,352
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	571

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)

Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/15 (A)	$2,500	$2,926
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,166
West Hollywood, Public Financing Authority, Ser A, RB
5.000%, 02/01/13	1,645	1,793
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,576

		148,456

Puerto Rico — 3.7%
Puerto Rico Commonwealth, Electric Power Authority, RB, NATL
5.000%, 07/01/20	1,700	1,785
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,425
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,646
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	1,000	1,093

		5,949

Total Municipal Bonds (Cost $148,868) ($ Thousands)		154,405

TAX EXEMPT CORPORATE BOND — 1.1%

California — 1.1%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	1,780

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,780

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (D)	1,126,715	1,127

Total Cash Equivalent (Cost $1,127) ($ Thousands)		1,127

Total Investments — 98.9% (Cost $151,995) ($ Thousands)		$157,312

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Percentages are based on Net Assets of $159,004 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	41

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.9%

Massachusetts — 86.4%
Beverly, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	$500	$565
Erving, GO
5.375%, 06/15/12	375	383
Fall River, GO, AGM Callable 02/01/13 @ 101
5.250%, 02/01/15	750	814
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	222
5.500%, 03/01/12	250	256
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	608
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/11	750	799
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	578
5.000%, 07/01/22	500	582
Massachusetts Bay, Transportation Authority, Ser A, RB Callable 07/01/10 @ 100
5.750%, 07/01/13	45	46
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,188
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	294
5.250%, 07/01/21	250	297
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	500	582

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	$540	$610
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	533
Massachusetts State, Development Finance Agency, Biomedical Research Project, Ser C, RB Callable 08/01/10 @ 101
6.000%, 08/01/11	210	216
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	284
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB Callable 03/02/10 @ 100
0.180%, 10/01/42 (A)(B)	1,000	1,000
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	547
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,092
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	283
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	294
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	571
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	552
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	585

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	$500	$573
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	642
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,320	1,410
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	310
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	598
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	218
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	541
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	357
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB Callable 12/01/14 @ 100
5.000%, 12/01/28	250	244
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB Callable 06/01/13 @ 100
4.200%, 12/01/14 (B)	565	577
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB Callable 04/05/10 @ 100
5.750%, 02/01/14	925	927

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	$750	$752
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,265
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	595
Massachusetts State, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 03/01/15 (C)	500	585
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	598
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	909
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	239
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	597
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	629
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	500	597
5.000%, 08/01/20	500	590
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,176
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	419
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	500	582
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	595
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	70	74
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	571
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,149

		32,105

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	43

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 13.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	$250	$274
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	276
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	277
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	266
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	317
5.000%, 07/01/16	500	523
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	45	55
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	6
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/16	250	267
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	500	527
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (B)	250	258
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (B)	300	309
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	750	796
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	500	546

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 07/01/30 (B)	$250	$257

		4,954

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	76

Total Municipal Bonds (Cost $35,453) ($ Thousands)		37,135

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (E)	295,122	295

Total Cash Equivalent (Cost $295) ($ Thousands)		295

Total Investments — 100.7% (Cost $35,748) ($ Thousands)		$37,430

Percentages are based on Net Assets of $37,169 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

New Jersey — 85.4%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,123
Burlington County, Bridge Authority, Government Loan Program, RB Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,417
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,984
East Orange, Ser A, GO, AGM
5.000%, 08/01/12	1,185	1,268
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,477
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,165
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	602
Lafayette Yard, Community Development Authority, Trenton Hotel/Conference Center Project, RB, NATL Pre-Refunded @ 101
6.125%, 04/01/10 (A)	500	507
5.250%, 04/01/10 (A)	540	548
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,124
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB Callable 06/01/11 @ 102
5.000%, 06/01/12	890	927
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,149

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	$1,485	$1,676
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,930
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,743
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,953
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	843
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,755
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,215
5.000%, 09/01/20	1,220	1,446
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,215
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/15	1,350	1,507
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,078
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB Callable 04/05/10 @ 101
5.250%, 07/01/11	535	538
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	200

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	45

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	$400	$414
5.000%, 07/01/14	510	532
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,035
5.000%, 07/01/14	570	585
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,002
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,743
New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	1,000	1,056
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.000%, 06/15/10 (B)	165	167
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,883
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,493
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,615	1,824
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC Pre-Refunded @ 100
5.250%, 06/15/15 (A)	1,165	1,382
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (B)	3,000	3,422
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL Pre-Refunded @ 100
5.250%, 06/15/15 (A)	1,000	1,186
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (A)	2,115	2,481

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,117
Passaic Valley, Sewage Commissioners, Ser F, RB, NATL-RE FGIC
5.000%, 12/01/12	1,270	1,343
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,189
5.000%, 05/01/22	1,000	1,137
Southeast Morris County, Municipal Utilities Authority, RB, NATL Callable 01/01/11 @ 100
5.000%, 01/01/13	1,215	1,250
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,256
5.000%, 09/15/17	635	745

		68,632

New York — 4.2%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,374

Pennsylvania — 3.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,733
5.000%, 07/01/16	730	824

		2,557

Puerto Rico — 5.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser JJ, RB, XLCA
5.375%, 07/01/17	1,000	1,094
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	1,000	1,055
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/12	1,015	1,090
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,054

		4,293

Total Municipal Bonds (Cost $75,287) ($ Thousands)		78,856

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (C)	756,299	$756

Total Cash Equivalent (Cost $756) ($ Thousands)		756

Total Investments — 99.0% (Cost $76,043) ($ Thousands)		$79,612

Percentages are based on Net Assets of $80,400 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	47

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.8%

Guam — 0.4%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$517

New York — 85.6%
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,088
City of New York New York, Sub-Ser A-10, GO
0.140%, 08/01/17 (A) (B)	700	700
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	519
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,148
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,489
Islip, Resource Recovery Agency, Ser F, AMT, RB, AGM
5.000%, 07/01/12	1,000	1,043
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,091
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	553
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,136
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,112

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	$1,290	$1,447
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/11 @ 100
5.250%, 11/15/12	1,000	1,076
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,097
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	564
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,116
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	585
Nassau County, Interim Finance Authority, Ser A, RB, NATL
5.000%, 11/15/14	500	581
Nassau County, Ser A, GO, NATL-RE FGIC
6.000%, 07/01/10	100	102
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,653
New York & New Jersey, Port Authority, Ser 139, AMT, RB, NATL-RE FGIC
5.000%, 10/01/13	1,000	1,099
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,434
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,164
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/12	1,000	1,079
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,076
New York City, Ser C, GO
5.000%, 08/01/13	500	559
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,711

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser C, GO, NATL
5.000%, 08/01/15	$750	$857
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,132
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	805
New York City, Ser H, GO
5.000%, 08/01/13	840	939
New York City, Ser H, GO, NATL-RE FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	838
New York City, Ser H, GO, NATL-RE FGIC
6.000%, 08/01/12	750	835
New York City, Ser I, GO, NATL Callable 08/01/14 @ 100
5.000%, 08/01/17	500	544
New York City, Sub-Ser B-2, GO Callable 03/02/10 @ 100
0.140%, 08/15/20 (A) (B)	1,400	1,400
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	840
New York City, Sub-Ser J, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	334
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (B) (C)	750	805
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB Callable 02/01/11 @ 100
5.250%, 02/01/29 (B) (C)	750	779
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser D, RB
5.000%, 11/01/17	1,000	1,154
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,136
New York City, Transitional Finance Authority, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	397
New York City, Transportation Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	123
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	745	782
New York State, Dormitory Authority, Columbia University, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,128

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	$740	$836
5.000%, 07/01/16	655	729
New York State, Dormitory Authority, Hospital - Special Surgery Project, RB Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,244
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,097
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	925
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,661
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser C, RB, NATL-RE FGIC
5.000%, 02/15/13	800	882
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,143
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,066
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,060
New York State, Dormitory Authority, New York State Department of Health Project, RB
5.250%, 07/01/13	500	561
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	122
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	567
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/12	1,000	1,083
5.000%, 07/01/13	1,000	1,107

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	49

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	$1,000	$1,144
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,208
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (B)	1,000	1,094
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/14	1,000	1,144
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	553
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	889
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,315
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	709
New York State, Environmental Facilities Authority, New York City Water Project, RB
5.750%, 06/15/10	35	36
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser A, RB Callable 06/15/18 @ 100
5.000%, 06/15/24	1,500	1,660
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser E, RB
5.000%, 06/15/14	750	869
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,174
New York State, Environmental Facilities Authority, Ser A, RB, NATL-RE FGIC
5.250%, 12/15/13	500	577
New York State, Local Government Services, Ser E, RB
6.000%, 04/01/14	1,040	1,189
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	1,000	1,164
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 04/01/11 @ 100
5.050%, 10/01/17	825	840

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Mortgage Agency, RB Callable 11/01/19 @ 100
5.250%, 11/01/20	$1,000	$1,073
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/17	500	577
New York State, Thruway Authority, Ser A, RB, AGM
5.000%, 03/15/14	1,000	1,144
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,121
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/14	1,000	1,142
5.000%, 04/01/15	800	924
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,144
New York State, Thruway Authority, Ser H, RB, NATL
5.000%, 01/01/15	635	717
New York State, Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	893
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,167
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,195
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	292
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,168
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,178
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	574
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	563
Sales Tax Asset Receivable , Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,122

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Troy, Industrial Development Authority, Rensselaer Polytechnic Institute Project, Ser A, RB
5.500%, 09/01/10	$400	$408
TSASC, Ser 1, RB Callable 06/01/16 @ 100
4.750%, 06/01/22	2,510	2,462
Westchester County, Ser C, GO
5.000%, 11/01/17	850	1,018
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	332
Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	1,500	1,635

		94,547

Puerto Rico — 12.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	552
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	528
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	500	525
5.000%, 12/01/15	750	791
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,952
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,195
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/19	750	837
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	140
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	564
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/16	500	534
5.500%, 07/01/18	1,000	1,054

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	$250	$263
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 07/01/28 (B)	1,000	1,030
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	796
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (B)	850	876
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,365

		14,013

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	76

Total Municipal Bonds (Cost $103,898) ($ Thousands)		109,153

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (E)	86,471	86

Total Cash Equivalent (Cost $86) ($ Thousands)		86

Total Investments — 98.9% (Cost $103,984) ($ Thousands)		$109,239

Percentages are based on Net Assets of $110,422 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2010. The coupon on a step bond changes on a specified date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	51

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2010

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Guam — 1.3%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,034

Pennsylvania — 84.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,085
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,128
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	595
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB Callable 04/05/10 @ 101
5.200%, 05/01/17	565	572
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,145
Bensalem Township, Water & Sewer Authority, RB Callable 04/05/10 @ 100
6.750%, 12/01/14 (A)	60	67
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,218
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,088

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB Callable 04/05/10 @ 100
7.625%, 09/01/11 (A)	$79	$83
Central Dauphin County, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,224
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,172
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB Callable 04/05/10 @ 100
5.125%, 11/15/12 (A)	70	70
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	1,000	1,117
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB Callable 04/05/10 @ 100
6.500%, 01/15/11 (A)	50	53
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	1,000	1,092
Derry Township, Sanitation Sewer Authority, RB Callable 04/05/10 @ 100
6.250%, 08/01/12 (A)	20	21
Dover Township, Sewer Authority, RB Callable 04/05/10 @ 100
6.250%, 05/01/12 (A)	20	21
Erie County, Hospital Authority, Erie County Geriatric Project, RB Callable 04/05/10 @ 100
6.250%, 07/01/11 (A)	35	36
Hampton Township, Sanitation Sewer Authority, RB
6.500%, 09/01/10 (A)	10	10
Horsham Township, Water & Sewer Authority, RB, NATL Callable 04/05/10 @ 100
6.700%, 01/01/11 (A)	5	5
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster Area, Sewer Authority, RB Callable 04/05/10 @ 100
6.000%, 04/01/12 (A)	145	149
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,062

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	53

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster, Parking Authority, RB Callable 04/05/10 @ 100
5.750%, 01/01/12 (A)	$10	$11
Langhorne Manor Boro, Higher Education Authority, Woods Services Project, RB, Radian Callable 11/15/11 @ 100
4.950%, 11/15/16	2,485	2,487
Lower Pottsgrove Township, RB Callable 05/01/10 @ 100
6.250%, 05/01/12 (A)	20	21
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,114
McKeesport Area, School District, Ser C, GO Callable 04/05/10 @ 100
5.000%, 04/01/13 (A)	295	302
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	498
Mifflin County, Hospital Authority, RB, Radian Callable 01/01/11 @ 101
5.500%, 07/01/12	1,375	1,447
Montgomery County, Higher Education & Health Authority, Arcadia University Project, RB, Radian
5.000%, 04/01/15	400	412
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,266
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,088
Nazareth Area, School District, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 08/15/14 (B)	500	582
Neshaminy, Water Resource Authority, RB Callable 04/05/10 @ 100
5.750%, 03/01/11 (A)	5	5
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian Callable 04/05/10 @ 100
5.125%, 07/01/19	470	471
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northampton/Bucks County, Municipal Authority, RB Callable 04/05/10 @ 100
6.750%, 11/01/13 (A)	$15	$17
Penn State University , Ser B, RB
5.250%, 08/15/21	1,000	1,190
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	942
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,968
Pennsylvania State, Economic Development Financing Authority, Dr. Gertrude A. Barber Center Project, RB, Radian Callable 12/01/10 @ 100
5.625%, 12/01/15	885	889
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,442
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL Callable 04/05/10 @ 100
5.875%, 11/15/16	25	24
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL Callable 04/05/10 @ 100
5.875%, 11/15/18	2,000	1,829
5.700%, 11/15/10	50	50
Pennsylvania State, Higher Educational Facilities Authority, Philadelphia University Project, RB, Radian Pre-Refunded @ 100
5.750%, 06/01/10 (B)	660	668
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	584
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,255

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilties Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	$1,000	$1,132
5.000%, 08/01/21	1,000	1,118
Pennsylvania State, Higher Educational Facilties Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,692
Pennsylvania State, Housing Finance Agency, Ser 103, AMT, RB Callable 10/01/17 @ 100
5.700%, 04/01/22	1,860	1,988
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	1,000	1,130
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,175
Pennsylvania State, Ser 2, GO Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,167
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,211
Pennsylvania Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,242
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	945	1,142
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,052
Philadelphia, Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project, Ser A, RB Callable 04/01/10 @ 100
0.120%, 07/01/31 (C)	2,000	2,000
Philadelphia, Hospitals & Higher Education Facilities Authority, Jefferson Health Systems Project, Ser A, RB, AMBAC Callable 04/05/10 @ 100
5.125%, 05/15/18	1,000	1,003
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	537
Philadelphia, Water & Wastewater Authority , Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,056

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	$1,000	$1,101
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB Callable 04/05/10 @ 100
6.625%, 10/01/12 (A)	20	22
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,615	1,701
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA Callable 04/05/10 @ 100
6.000%, 12/01/11 (D)	1,500	1,519
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA Callable 04/05/10 @ 100
6.250%, 03/15/15 (D)	1,500	1,504
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	20	21
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,267
South Fayette Township, Sanitation Authority, RB Callable 04/05/10 @ 100
6.375%, 11/01/12 (A)	50	52
South Fork, Municipal Authority, Conemaugh Valley Memorial Hospital, RB
5.625%, 07/01/10	5	5
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian Callable 06/01/12 @ 100
4.900%, 12/01/14	545	552
Spring Ford Area, School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,500	1,634
Susquehanna Township, Sewer Authority, RB Callable 04/05/10 @ 100
6.000%, 11/15/13 (A)	35	39
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,183
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	587

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	55

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	$1,000	$1,152
Upper Allen Township, Sewer Authority, RB Callable 04/05/10 @ 100
5.750%, 04/01/13 (A)	135	149
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (A)	5	5
Willistown Township, Municipal Sewer Authority, RB Callable 04/05/10 @ 100
6.000%, 01/01/15 (A)	10	11
York County, Industrial Development Authority, York Water Project, RB
3.750%, 06/01/10	1,000	999
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	75	88

		68,816

Puerto Rico — 12.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	552
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	528
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	250	262
5.000%, 12/01/13	880	940
5.000%, 12/01/14	650	691
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/18	1,100	1,175
5.500%, 07/01/19	1,000	1,062
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,042
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13 (A)	325	370
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	175	192

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	$1,000	$1,067
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,054
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,092

		10,027

Total Municipal Bonds (Cost $77,907) ($ Thousands)		79,877

CASH EQUIVALENT — 2.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050%† (E)	1,578,564	1,579

Total Cash Equivalent (Cost $1,579) ($ Thousands)		1,579

Total Investments — 100.3% (Cost $79,486) ($ Thousands)		$81,456

Percentages are based on Net Assets of $81,251 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

As of February 28, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 62.1%

Alabama — 1.0%
Colbert County, Northwest Alabama Health Care Authority, RB Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$765
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	679
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB Callable 06/01/17 @ 100
5.000%, 06/01/26	500	455

		1,899

Alaska — 0.7%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36	200	140
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,144

		1,284

Arizona — 2.9%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	269
Chandler, GO Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,066

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	$400	$455
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	193
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	1,001
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,275
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	499
Pima County, Industrial Development Authority, Tuscon Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	193
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	426

		5,377

California — 6.0%
ABAG, Finance Authority of Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	419
Bay Area, Toll Authority, Ser F, RB Callable 04/01/16 @ 100
5.000%, 04/01/31	1,000	1,014
California State, Department of Water Resources, Sub-Ser F-4, RB Callable 03/02/10 @ 100 0.110%,
05/01/22 (A)(B)	700	700
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,060
California State, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,061

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	57

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Catholic Healthcare West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	$1,000	$1,064
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,065
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	254
California State, Statewide Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	1,000	1,001
Long Beach, Special Tax, Towne Center Project Callable 10/01/18 @ 100
5.400%, 10/01/23	650	634
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC Pre-Refunded @ 100
5.750%, 05/01/10 (C)	5	5
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC Callable 05/01/10 @ 100
5.750%, 11/01/12	495	499
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,107
University of California, Regents Medical Center Project, RB, NATL
0.793%, 05/15/30 (B)	250	185

		11,068

Colorado — 0.6%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	482
Colorado State, Public Energy Authority, RB
6.250%, 11/15/28	650	704

		1,186

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 1.6%
Florida State, University Square Community Development Authority, Special Assessment, Ser A-1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	$250	$210
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/16 @ 100
5.500%, 04/01/38	500	504
Miami-Dade County, RB Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,007
Miami-Dade County, Water & Sewer Authority, RB Callable 10/01/20 @ 100
5.000%, 10/01/34	1,000	993
Seminole Tribe, Special Obligation, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	225

		2,939

Georgia — 1.6%
Atlanta, Downtown Development Authority, Underground Project, Ser A, RB, AGM
4.000%, 07/01/11	500	516
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	470
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	512
Main Street Natural Gas, Ser A, RB
6.250%, 07/15/28 (D)	700	406
5.000%, 03/15/12	1,000	1,058

		2,962

Idaho — 0.2%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	277

Illinois — 3.9%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	199

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, O'Hare International Airport, Third Lien, Ser A, RB, NATL-RE FGIC Callable 01/01/16 @ 100
5.000%, 01/01/33	$850	$853
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	432
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35	500	410
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37	300	91
Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB
7.000%, 12/01/37 (D)	200	50
Illinois State, Finance Authority, OSF Healthcare Systems Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,117
Illinois State, Finance Authority, Provena Health Project, Ser A, RB
5.000%, 05/01/11	250	258
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	220
Illinois State, GO
4.000%, 04/26/10	900	905
4.000%, 05/20/10	1,000	1,008
1.823%, 01/01/11	1,500	1,506
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB Callable 06/01/17 @ 103
6.625%, 06/01/37	150	137

		7,186

Indiana — 1.7%
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,035
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,066

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	$1,000	$1,096

		3,197

Iowa — 0.4%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	184
5.500%, 11/15/37	900	608

		792

Kansas — 1.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	531
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/37	750	547
5.125%, 05/15/42	100	71
Wichita, Facilities Improvement Authority, Ser III, RB Callable 11/15/19 @ 100
5.000%, 11/15/34	1,000	996

		2,145

Kentucky — 2.0%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,077
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	496
Kentucky State, Property & Buildings Commission, Project No. 95, Ser A, RB
4.000%, 08/01/11	2,000	2,086

		3,659

Louisiana — 1.9%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,654

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	59

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	$500	$561
St. John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,211

		3,426

Maryland — 0.7%
Maryland State, Economic Development, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,006
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	300	209

		1,215

Massachusetts — 1.0%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	212
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	1,500	1,576

		1,788

Michigan — 1.0%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	228
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	858
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	250	237

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	$500	$593

		1,916

Minnesota — 1.0%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	81
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	332
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	898
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	441

		1,752

Mississippi — 0.7%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB Callable 03/29/10 @ 100
5.875%, 04/01/22	1,300	1,291

Nevada — 0.5%
Clark County, GO, AGM Callable 06/01/16 @ 100
4.750%, 06/01/30	1,000	994

New Hampshire — 1.4%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB Callable 10/01/19 @ 100
6.875%, 10/01/39	500	500
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, RB Callable 03/02/10 @ 100
0.160%, 07/01/33 (B)	1,000	1,000

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB Callable 03/02/10 @ 100
0.140%, 07/01/33 (B)	$1,000	$1,000

		2,500

New Jersey — 1.2%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	208
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB Callable 11/01/16 @ 100
5.375%, 11/01/36	300	234
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,689

		2,131

New York — 2.2%
Brooklyn Arena, Local Development, Barclay's Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	515
Monroe County, Ser A, GO, AGM
3.750%, 06/01/11	1,000	1,028
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	688
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.391%, 03/01/16 (B)	250	205
New York City, Liberty Development Corporation, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,017
5.250%, 10/01/35	500	505

		3,958

North Carolina — 1.6%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	537

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	$1,000	$1,035
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	244
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	750	529
Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	500	508

		2,853

Ohio — 2.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/30	800	679
5.875%, 06/01/47	1,250	936
6.000%, 06/01/42	1,435	1,127
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,142
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Callable 01/15/15 @ 100
6.750%, 01/15/39	500	532

		4,416

Oregon — 0.6%
Oregon State, Health & Science University, Ser A, RB Callable 07/01/19 @ 100
5.750%, 07/01/39	1,000	1,078

Pennsylvania — 4.1%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	245

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	61

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB Callable 11/15/17 @ 100
5.375%, 11/15/40	$575	$431
Bethlehem Area, School District, Ser A, GO, AGM Callable 04/15/19 @ 100
5.000%, 10/15/20	1,000	1,084
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	218
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	824
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	239
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB Callable 06/01/11 @ 103
6.750%, 12/01/36	800	795
Pennsylvania State, Health Systems Authority, Geisinger Health Project, Ser A, RB Callable 03/02/10 @ 100
0.140%, 05/15/35 (B)	1,000	1,000
Pennsylvania State, Turnpike Commission, Ser D, RB Callable 12/01/19 @ 100
5.125%, 12/01/40	750	758
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/34	250	200
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB Callable 04/05/10 @ 100
6.625%, 11/15/23	500	500
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	206

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	$1,000	$961

		7,461

Puerto Rico — 1.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,666
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/18 @ 100
6.000%, 07/01/38	600	605

		2,271

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	928
South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB Callable 11/15/17 @ 100
6.000%, 11/15/37	250	175
South Carolina State, Public Service Authority, Ser B, RB, NATL
5.000%, 01/01/19	1,000	1,156

		2,259

Tennessee — 2.2%
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,056
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB Callable 04/01/17 @ 100
5.250%, 04/01/36	250	232
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,116
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB Callable 11/01/17 @ 100
5.500%, 11/01/37	550	248

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	$400	$399
5.000%, 02/01/27	1,000	951

		4,002

Texas — 8.3%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	203
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	410
Dallas, Independent School District, GO
4.000%, 02/15/11	450	465
Fort Bend County, GO, NATL Callable 03/01/17 @ 100
4.750%, 03/01/31	500	510
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	795
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	494
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	1,000	1,083
Harris County, Health Facilities Development Authority, Hermann Healthcare Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	250	282
Houston, Airport Systems Authority, Special Facilities - Continental Project, Ser E, AMT, RB Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	943
Lower Colorado, River Authority, RB
5.000%, 05/15/13	750	830
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	155
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	222

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB Callable 04/01/12 @ 100
5.200%, 04/01/18	$250	$251
North Central Texas, Health Facility Development, Children's Medical Center - Dallas Project , RB Callable 08/15/19 @ 100
5.750%, 08/15/39	2,500	2,640
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	257
North Texas, Thruway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,700	1,742
Pharr, Higher Education Finance Authority, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	510
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	539
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	249
5.000%, 12/15/11	250	261
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	459
Texas State, Ser B, GO
5.000%, 08/01/13	220	249
Texas State, Water Development Board, Ser B, RB Callable 07/15/14 @ 100
4.500%, 07/15/23	850	886
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	255
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	250	229
Willacy County, Local Government, Ser A-1, RB Callable 03/01/12 @ 103
6.875%, 09/01/28	245	213

		15,132

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	63

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 0.7%
St. George, Sales Tax, RB
2.500%, 11/01/11	$250	$256
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	449
Utah State, St. George Electric Revenue Authority, RB, AGM Callable 06/01/18 @ 100
5.000%, 06/01/38	500	517

		1,222

Virginia — 1.7%
Fairfax County, Industrial Development Authority, Inova Health Systems Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,055
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	491

James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	200	115
Lewistown, Community Center Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	190
Virginia State, Public School Authority, Ser IX, RB
5.000%, 04/15/11	1,000	1,051
Virginia State, White Oak Village Shops, Community Development Authority, Special Assessment, SAB
5.300%, 03/01/17	250	248

		3,150

Washington — 2.1%
King County, Public Hospital District No. 1, Ser B, GO Callable 06/01/18 @ 100
5.250%, 12/01/37	850	885
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	436

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)

Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	$1,000	$719
Washington State, Ser C, GO
5.000%, 01/01/18	1,500	1,734

		3,774

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Group Project, RB Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,044

Total Municipal Bonds (Cost $113,414) ($ Thousands)		113,604

PREFERRED STOCK — 23.7%

Financials — 19.0%
Aegon
4.000% (B)	13,100	257
6.500%	5,000	98
6.375%	47,800	926
Allianz
8.375%	101,090	2,556
American International Group
8.500% (E)	1,700	17
Arch Capital Group
8.000%	16,000	404
7.875%	29,000	725
Bank of America
8.625%	24,200	608
8.200%	40,000	996
Barclays Bank PLC
6.625%	22,368	483
7.750%	58,500	1,433
8.125%	55,030	1,381
Credit Suisse Guernsey
7.900%	109,100	2,870
Delphi Financial Group
7.376% (B)	1,800	36
Deutsche Bank Capital Funding Trust IX
6.625%	31,500	703
Deutsche Bank Capital Funding Trust X
7.350%	21,800	529
Deutsche Bank Contingent Capital Trust II
6.550%	77,500	1,689
Deutsche Bank Contingent Capital Trust III
7.600%	12,000	290

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Description	Shares	Value ($ Thousands)

Goldman Sachs Group
4.000% (B)	43,800	$946
Heller Financial
6.687%	13,250	1,178
HSBC Finance
6.360%	14,300	331
HSBC Holdings PLC
6.200%	65,200	1,455
HSBC USA
4.500% (B)	14,800	344
2.858%	17,600	773
ING Groep
6.375%	54,800	972
7.050%	39,200	778
JPMorgan Chase
6.150%	6,500	322
MetLife
4.000% (B)	14,900	349
6.500%	35,000	863
Morgan Stanley Group
4.000% (B)	64,100	1,372
National Bank of Greece
9.000%	19,600	402
PartnerRe
6.500%	12,900	290
6.750%	31,400	752
PNC Financial Services Group
9.875% (B)	10,000	292
Principal Financial Group
6.518% (B)	5,700	129
Prudential PLC
6.750%	54,500	1,356
6.500%	66,700	1,555
RenaissanceRe Holdings
6.600%	12,800	277
6.080%	34,400	709
Santander Finance Preferred Unipersonal
10.500%	89,147	2,444
US Bancorp
3.500% (B)	16,300	332
7.875%	27,600	777

		34,999

Industrials — 0.9%
CoBank ACB
11.000%	29,000	1,569

Utilities — 3.8%
Alabama Power
6.450%	38,000	996
Georgia Power
6.500%	14,500	1,478
Gulf Power
6.000%	5,000	467
6.450%	8,000	791

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Interstate Power & Light
7.100%	6,300	$161
8.375%	24,700	716
PPL Electric Utilities
6.250%	72,300	1,787
Wisconsin Public Service
6.880%	5,000	474

		6,870

Total Preferred Stock (Cost $33,942) ($ Thousands)		43,438

CORPORATE BONDS — 8.1%

Financials — 8.1%
ANZ Capital Trust II
5.360%, 12/29/49	$700	662
AXA (B)
6.463%, 12/14/18	2,400	1,890
6.379%, 12/14/36	1,000	798
BBVA International Preferred Unipersonal (B)
5.919%, 12/31/49	2,900	2,321
BNP Paribas (B)
7.195%, 06/29/49	1,500	1,448
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	437
Credit Agricole (B)
6.637%, 05/31/49	3,272	2,716
JPMorgan Chase (B)
7.900%, 04/29/49	1,600	1,654
Rabobank Nederland (B)
11.000%, 12/31/49	200	253
Societe Generale (B)
5.922%, 04/05/17	200	170
Standard Chartered PLC (B)
7.014%, 07/30/37	1,000	884
Wells Fargo (B)
7.980%, 03/15/18	1,000	1,005
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	598

Total Corporate Bond (Cost $11,961) ($ Thousands)		14,836

CASH EQUIVALENT — 6.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(F)	11,161,202	11,161

Total Cash Equivalent (Cost $11,161) ($ Thousands)		11,161

Total Investments — 100.0% (Cost $170,478) ($ Thousands) †		$183,039

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	65

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2010

Percentages are based on Net Assets of $183,012 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security in default on interest payment.

(E)	Convertible Security.

(F)	Rate shown is the 7-day effective yield as of February 28, 2010.

AGM — Assured Guaranty Mortgage Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of February 28, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$113,604	$—	$113,604
Preferred Stock	43,438	—	—	43,438
Corporate Bonds	—	14,836	—	14,836
Cash Equivalent	11,161	—	—	11,161

Total Investments in Securities	$54,599	$128,440	$—	$183,039

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

February 28, 2010 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments at value†	$706,689		$1,075,142		$927,032		$502,275
Affiliated investment, at value††	—		—		5,914		31
Cash	—		2,376		—		—
Dividends and interest receivable	782		1,296		10,426		4,429
Receivable for investment securities sold	—		—		5,243		—
Receivable for fund shares sold	—		—		431		273
Prepaid expenses	32		46		28		15
Total Assets	707,503		1,078,860		949,074		507,023
LIABILITIES:
Cash overdraft	8,481		—		—		—
Administration fees payable	64		109		142		100
Investment advisory fees payable	18		27		127		123
Trustees fees payable	11		18		11		6
CCO fees payable	3		5		3		2
Income distribution payable	—		22		283		97
Payable for investment securities purchased	—		—		16,275		8,695
Shareholder servicing fees payable	—		—		—		—
Payable for fund shares redeemed	—		—		940		761
Accrued expense payable	101		151		196		44
Total Liabilities	8,678		332		17,977		9,828
Net Assets	$698,825		$1,078,528		$931,097		$497,195
† Cost of investments	706,689		1,075,142		894,762		497,152
†† Cost of affiliated investments	—		—		5,914		31
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$698,796		$1,078,493		$918,008		$491,735
Undistributed (Distributions in excess) net investment income	(106)		(127)		83		180
Accumulated net realized gain (loss) on investments	135		162		(19,264)		157
Net unrealized appreciation on investments	—		—		32,270		5,123
Net Assets	$698,825		$1,078,528		$931,097		$497,195
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.10		$10.12
	($698,824,507 ÷ 698,945,214 shares	)	($890,444,127 ÷ 890,595,772 shares	)	($931,097,418 ÷ 83,882,409 shares	)	($497,195,091 ÷ 49,117,315 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($178,815,361 ÷ 178,776,517 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($9,268,673 ÷ 9,295,244 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$156,185		$37,135		$78,856		$109,153	$79,877		$171,878
1,127		295		756		86	1,579		11,161
—		—		—		—	—		—
2,033		330		831		1,107	997		2,160
—		—		—		—	—		149
2		—		47		238	45		54
5		1		3		3	3		5
159,352		37,761		80,493		110,587	82,501		185,407

—		—		—		—	—		—
28		7		15		20	5		22
39		9		21		28	23		103
2		—		1		1	1		2
1		—		—		—	—		1
34		7		16		28	81		147
—		547		—		—	1,082		1,958
—		1		—		3	6		—
229		17		31		75	43		146
15		4		9		10	9		16
348		592		93		165	1,250		2,395
$159,004		$37,169		$80,400		$110,422	$81,251		$183,012
150,868		35,453		75,287		103,898	77,907		159,317
1,127		295		756		86	1,579		11,161

$154,531		$35,480		$76,823		$105,275	$81,304		$174,726
77		3		(5)		(5)	29		221
(921)		4		13		(103)	(2,052)		(4,496)
5,317		1,682		3,569		5,255	1,970		12,561
$159,004		$37,169		$80,400		$110,422	$81,251		$183,012
$10.42		$10.44		$10.49		$10.76	$10.36		$9.20
($159,004,194 ÷ 15,264,207 shares	)	($37,169,433 ÷ 3,558,866 shares	)	($80,399,728 ÷ 7,667,573 shares	)	($110,421,618 ÷ 10,261,210 shares )	($55,447,184 ÷ 5,350,351 shares	)	($183,012,144 ÷ 19,898,222 shares	)
N/A		N/A		N/A		N/A	$10.37		N/A
							($25,803,939 ÷ 2,488,846 shares	)
N/A		N/A		N/A		N/A	N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	69

Statements of Operations ($ Thousands)

For the six month period ended February 28, 2010 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$1,603	$2,431	$17,800	$5,825
Dividend Income	—	—	—	—
Dividends from Affiliated Registered Investment Companies*	—	—	3	—
Total Investment Income	1,603	2,431	17,803	5,825
Expenses:
Administration Fees	1,391	2,145	1,028	560
Shareholder Servicing Fees — Class A	966	1,247	1,071	583
Administrative & Shareholder Servicing Fees — Class B(1)	—	277	—	—
Administrative & Shareholder Servicing Fees — Class C(1)	—	25	—	—
Investment Advisory Fees	141	218	1,414	769
Trustees’ Fees	8	13	9	5
CCO Fees	3	4	3	2
Custodian/Wire Agent Fees	121	108	20	10
Pricing Fees	33	47	27	12
Printing Fees	32	47	35	19
Professional Fees	30	44	31	15
Registration Fees	23	33	21	10
Treasury Guaranty Program Fees	16	27	—	—
Insurance Fees	6	8	5	3
Other Expenses	13	19	12	6
Total Expenses	2,783	4,262	3,676	1,994
Less, Waiver of:
Administration Fees	(297)	(928)	—	—
Shareholder Servicing Fees — Class A	(966)	(1,247)	(768)	(385)
Shareholder Servicing Fees — Class B	—	(245)	—	—
Shareholder Servicing Fees — Class C	—	(22)	—	—
Investment Advisory Fees	—	—	(209)	(140)
Net Expenses	1,520	1,820	2,699	1,469
Net Investment Income	83	611	15,104	4,356
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	77	51	1,624	281
Net Change in Unrealized Appreciation on Investments	—	—	19,084	134
Net Increase in Net Assets Resulting from Operations	$160	$662	$35,812	$4,771

*	See Note 2 in the Notes to Financial Statements.

(1)	Indicates class-specific Administrative and Shareholder Service Fees. Administrative Fees not applicable to Class A.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,001	$650	$1,494	$1,892	$1,590	$3,512
—	—	—	—	—	1,588
2	—	1	1	1	2
3,003	650	1,495	1,893	1,591	5,102

181	42	96	126	78	301
189	44	100	132	64	215
—	—	—	—	39	—
—	—	—	—	—	—
249	58	132	174	136	430
2	—	1	1	1	2
1	—	—	—	—	1
4	1	2	3	2	3
5	1	3	3	3	4
6	2	4	3	3	7
5	1	3	3	3	5
4	1	2	3	2	3
—	—	—	—	—	—
1	—	1	1	1	1
2	1	1	2	1	2
649	151	345	451	333	974

(7)	—	(5)	(4)	(43)	(19)
(176)	(30)	(93)	(102)	(6)	(180)
—	—	—	—	(29)	—
—	—	—	—	—	—
(13)	(11)	(7)	(29)	(31)	(35)
453	110	240	316	224	740
2,550	540	1,255	1,577	1,367	4,362

129	50	160	(3)	(6)	1,902
2,450	700	1,221	2,379	1,594	9,489
$5,129	$1,290	$2,636	$3,953	$2,955	$15,753

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	71

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2010 (Unaudited) and the year ended August 31, 2009

	Tax Free Fund		Institutional Tax Free Fund
	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09
Operations:
Net Investment Income	$83	$10,381	$611	$16,311
Net Realized Gain (Loss) on Investments	77	68	51	58
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	160	10,449	662	16,369
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(97)	(10,381)	(441)	(13,522)
Class B	—	—	(47)	(2,761)
Class C	—	—	(3)	(111)
Net Realized Gains
Class A	(75)	(252)	(149)	(194)
Class B	—	—	(29)	(46)
Class C	—	—	(1)	(2)
Total Dividends and Distributions	(172)	(10,633)	(670)	(16,636)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	1,696,872	5,560,116	1,724,360	5,116,665
Reinvestment of Dividends & Distributions	159	8,719	196	4,982
Cost of Shares Redeemed	(1,980,041)	(5,478,026)	(1,943,569)	(5,140,174)
Increase (Decrease) in Net Assets from Class A Transactions	(283,010)	90,809	(219,013)	(18,527)
Class B:
Proceeds from Shares Issued	—	—	265,639	774,312
Reinvestment of Dividends & Distributions	—	—	51	1,630
Cost of Shares Redeemed	—	—	(328,663)	(918,727)
Decrease in Net Assets from Class B Transactions	—	—	(62,973)	(142,785)
Class C:
Proceeds from Shares Issued	—	—	50,016	189,005
Reinvestment of Dividends & Distributions	—	—	1	16
Cost of Shares Redeemed	—	—	(55,448)	(191,598)
Decrease in Net Assets from Class C Transactions	—	—	(5,431)	(2,577)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(283,010)	90,809	(287,417)	(163,889)
Net Increase (Decrease) in Net Assets	(283,022)	90,625	(287,425)	(164,156)
Net Assets:
Beginning of Year	981,847	891,222	1,365,953	1,530,109
End of Year	$698,825	$981,847	$1,078,528	$1,365,953
Undistributed (Distributions in Excess) Net Investment Income	$(106)	$(92)	$(127)	$(247)
(1)	For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09

$15,104	$30,210	$4,356	$10,100	$2,550	$5,413
1,624	(11,148)	281	2,317	129	(1,050)
19,084	7,131	134	1,323	2,450	(1,077)
35,812	26,193	4,771	13,740	5,129	3,286

(15,129)	(30,191)	(4,323)	(9,956)	(2,551)	(5,446)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	(2,386)	—	—	(715)
—	—	—	—	—	—
—	—	—	—	—	—
(15,129)	(30,191)	(6,709)	(9,956)	(2,551)	(6,161)

192,706	401,420	182,590	387,852	30,208	64,408
13,080	26,024	5,767	8,534	2,341	5,641
(108,011)	(729,907)	(123,249)	(314,896)	(21,956)	(142,279)
97,775	(302,463)	65,108	81,490	10,593	(72,230)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
97,775	(302,463)	65,108	81,490	10,593	(72,230)
118,458	(306,461)	63,170	85,274	13,171	(75,105)

812,639	1,119,100	434,025	348,751	145,833	220,938
$931,097	$812,639	$497,195	$434,025	$159,004	$145,833
$83	$108	$180	$147	$77	$78

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	73

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2010 (Unaudited) and the year ended August 31, 2009

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09
Operations:
Net Investment Income	$540	$1,263	$1,255	$2,890
Net Realized Gain (Loss) on Investments	50	74	160	(61)
Net Change in Unrealized Appreciation (Depreciation) on Investments	700	354	1,221	204
Net Increase in Net Assets Resulting from Operations	1,290	1,691	2,636	3,033
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(541)	(1,261)	(1,260)	(2,892)
Class B	—	—	—	—
Net Realized Gains
Class A	(120)	(117)	—	—
Class B	—	—	—	—
Total Dividends and Distributions	(661)	(1,378)	(1,260)	(2,892)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	5,923	11,623	15,665	25,426
Reinvestment of Dividends & Distributions	611	1,280	1,159	2,670
Cost of Shares Redeemed	(3,572)	(26,086)	(14,139)	(77,281)
Increase (Decrease) in Net Assets from Class A Transactions	2,962	(13,183)	2,685	(49,185)
Class B:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Class B Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,962	(13,183)	2,685	(49,185)
Net Increase (Decrease) in Net Assets	3,591	(12,870)	4,061	(49,044)
Net Assets:
Beginning of Year	33,578	46,448	76,339	125,383
End of Year	$37,169	$33,578	$80,400	$76,339
Undistributed (Distributions in Excess) Net Investment Income	$3	$4	$(5)	$—
(1)	For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09

$1,577	$3,713	$1,367	$3,054	$4,362	$7,536
(3)	(99)	(6)	(1,918)	1,902	(6,114)
2,379	207	1,594	(18)	9,489	9,361
3,953	3,821	2,955	1,118	15,753	10,783

(1,581)	(3,717)	(894)	(2,122)	(4,293)	(7,436)
—	—	(476)	(967)	—	—

—	(396)	—	—	—	—
—	—	—	—	—	—
(1,581)	(4,113)	(1,370)	(3,089)	(4,293)	(7,436)

19,280	36,443	11,928	29,245	48,036	120,229
1,410	3,770	779	1,909	3,433	6,207
(13,027)	(91,361)	(6,236)	(62,581)	(41,035)	(73,383)
7,663	(51,148)	6,471	(31,427)	10,434	53,053

—	—	3,014	4,834	—	—
—	—	66	134	—	—
—	—	(3,763)	(4,309)	—	—
—	—	(683)	659	—	—
7,663	(51,148)	5,788	(30,768)	10,434	53,053
10,035	(51,440)	7,373	(32,739)	21,894	56,400

100,387	151,827	73,878	106,617	161,118	104,718
$110,422	$100,387	$81,251	$73,878	$183,012	$161,118
$(5)	$(1)	$29	$32	$221	$152

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	75

Financial Highlights

For the six month period ended February 28, 2010 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions
Tax Free Fund
Class A
2010@	$1.00	$—	(1)	$— (1)	$—	(1)	$— (1)	$— (1)	$— (1)
2009	1.00	0.010		—	0.010		(0.010)	— (1)	(0.010)
2008	1.00	0.023		—	0.023		(0.023)	—	(0.023)
2007	1.00	0.032		—	0.032		(0.032)	—	(0.032)
2006	1.00	0.027		—	0.027		(0.027)	—	(0.027)
2005	1.00	0.016		—	0.016		(0.016)	—	(0.016)
Institutional Tax Free Fund
Class A
2010@	$1.00	$—	(1)	$— (1)	$—	(1)	$— (1)	$— (1)	$— (1)
2009	1.00	0.012		—	0.012		(0.012)	— (1)	(0.012)
2008	1.00	0.024		—	0.024		(0.024)	—	(0.024)
2007	1.00	0.033		—	0.033		(0.033)	—	(0.033)
2006	1.00	0.029		—	0.029		(0.029)	—	(0.029)
2005	1.00	0.017		—	0.017		(0.017)	—	(0.017)
Class B
2010@	$1.00	$—	(1)	$— (1)	$—	(1)	$— (1)	$— (1)	$— (1)
2009	1.00	0.009		—	0.009		(0.009)	— (1)	(0.009)
2008	1.00	0.021		—	0.021		(0.021)	—	(0.021)
2007	1.00	0.030		—	0.030		(0.030)	—	(0.030)
2006	1.00	0.026		—	0.026		(0.026)	—	(0.026)
2005	1.00	0.014		—	0.014		(0.014)	—	(0.014)
Class C
2010@	$1.00	$—	(1)	$— (1)	$—	(1)	$— (1)	$— (1)	$— (1)
2009	1.00	0.008		—	0.008		(0.008)	— (1)	(0.008)
2008	1.00	0.019		—	0.019		(0.019)	—	(0.019)
2007	1.00	0.028		—	0.028		(0.028)	—	(0.028)
2006	1.00	0.024		—	0.024		(0.024)	—	(0.024)
2005	1.00	0.012		—	0.012		(0.012)	—	(0.012)
Intermediate-Term Municipal Fund
Class A
2010@	$10.83	$0.19		$0.27	$0.46		$(0.19)	$—	$(0.19)
2009	10.70	0.38		0.13 †††	0.51		(0.38)	—	(0.38)
2008	10.63	0.38		0.07	0.45		(0.38)	—	(0.38)
2007	10.81	0.39		(0.18)	0.21		(0.39)	—	(0.39)
2006	10.98	0.37		(0.14)	0.23		(0.37)	(0.03)	(0.40)
2005	11.12	0.37		(0.11)	0.26		(0.37)	(0.03)	(0.40)
Short Duration Municipal Fund
Class A
2010@	$10.16	$0.09		$0.01	$0.10		$(0.09)	$(0.05)	$(0.14)
2009	10.06	0.27		0.10	0.37		(0.27)	—	(0.27)
2008	9.93	0.30		0.13	0.43		(0.30)	—	(0.30)
2007	9.92	0.31		0.01	0.32		(0.31)	—	(0.31)
2006	9.94	0.25		(0.02)	0.23		(0.25)	—	(0.25)
2005	10.02	0.16		(0.08)	0.08		(0.16)	—	(0.16)
California Municipal Bond Fund
Class A
2010@	$10.24	$0.17		$0.18	$0.35		$(0.17)	$—	$(0.17)
2009	10.22	0.34		0.06 †††	0.40		(0.34)	(0.04)	(0.38)
2008	10.04	0.34		0.18	0.52		(0.34)	— (5)	(0.34)
2007	10.18	0.35		(0.13)	0.22		(0.35)	(0.01)	(0.36)
2006	10.36	0.35		(0.15)	0.20		(0.35)	(0.03)	(0.38)
2005	10.45	0.35		(0.07)	0.28		(0.35)	(0.02)	(0.37)
Massachusetts Municipal Bond Fund
Class A
2010@	$10.26	$0.16		$0.22	$0.38		$(0.16)	$(0.04)	$(0.20)
2009	9.99	0.35		0.30	0.65		(0.35)	(0.03)	(0.38)
2008	9.83	0.34		0.18	0.52		(0.34)	(0.02)	(0.36)
2007	9.94	0.35		(0.10)	0.25		(0.35)	(0.01)	(0.36)
2006	10.18	0.35		(0.16)	0.19		(0.35)	(0.08)	(0.43)
2005	10.32	0.35		(0.08)	0.27		(0.35)	(0.06)	(0.41)

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

$1.00	0.02%	$698,825	0.39	%††	0.72%	0.02%	N/A
1.00	1.06	981,847	0.48	††(2)	0.72	1.01	N/A
1.00	2.33	891,222	0.45		0.68	2.28	N/A
1.00	3.28	707,142	0.45		0.68	3.23	N/A
1.00	2.76	667,587	0.45		0.69	2.72	N/A
1.00	1.58	732,760	0.45		0.68	1.58	N/A

$1.00	0.06%	$890,444	0.30	%††	0.71%	0.11%	N/A
1.00	1.22	1,109,466	0.37	††(3)	0.72	1.14	N/A
1.00	2.44	1,128,205	0.33		0.68	2.39	N/A
1.00	3.39	920,166	0.33		0.69	3.34	N/A
1.00	2.90	786,745	0.33		0.69	2.85	N/A
1.00	1.72	813,440	0.33		0.68	1.70	N/A

$1.00	0.04%	$178,815	0.33	%††	0.75%	0.07%	N/A
1.00	0.94	241,788	0.64	††(3)(4)	0.75	0.93	N/A
1.00	2.14	384,626	0.63		0.73	2.10	N/A
1.00	3.09	329,241	0.63		0.74	3.04	N/A
1.00	2.59	297,434	0.63		0.74	2.55	N/A
1.00	1.41	273,316	0.63		0.73	1.41	N/A

$1.00	0.04%	$9,269	0.34	%(4)	0.95%	0.08%	N/A
1.00	0.78	14,699	0.81	(3)(4)	0.92	0.82	N/A
1.00	1.93	17,278	0.83		0.93	1.96	N/A
1.00	2.87	33,056	0.83		0.94	2.85	N/A
1.00	2.38	21,541	0.83		0.94	2.37	N/A
1.00	1.21	29,893	0.83		0.93	1.22	N/A

$11.10	4.30%	$931,097	0.63%		0.86%	3.53%	6%
10.83	4.92	812,639	0.63		0.86	3.61	36
10.70	4.26	1,119,100	0.62		0.85	3.49	36
10.63	1.94	1,152,018	0.60		0.86	3.62	34
10.81	2.18	1,046,278	0.60		0.86	3.48	34
10.98	2.39	973,512	0.60		0.87	3.33	27

$10.12	1.04%	$497,195	0.63%		0.86%	1.87%	10%
10.16	3.70	434,025	0.63		0.86	2.68	68
10.06	4.37	348,751	0.62		0.86	2.95	38
9.93	3.23	292,216	0.60		0.86	3.12	28
9.92	2.33	209,589	0.60		0.86	2.50	28
9.94	0.83	125,927	0.60		0.86	1.71	18

$10.42	3.47%	$159,004	0.60%		0.86%	3.38%	3%
10.24	4.11	145,833	0.60		0.86	3.40	25
10.22	5.29	220,938	0.60		0.85	3.34	16
10.04	2.13	219,744	0.60		0.86	3.45	14
10.18	2.03	196,102	0.60		0.87	3.50	32
10.36	2.70	186,541	0.60		0.86	3.37	12

$10.44	3.67%	$37,169	0.63%		0.86%	3.07%	7%
10.26	6.67	33,578	0.63		0.86	3.51	20
9.99	5.36	46,448	0.62		0.86	3.44	14
9.83	2.51	42,238	0.60		0.86	3.52	13
9.94	1.96	37,268	0.60		0.86	3.53	14
10.18	2.69	39,304	0.60		0.86	3.44	23

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	77

Financial Highlights

For the six month period ended February 28, 2010 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions
New Jersey Municipal Bond Fund
Class A
2010@	$10.31	$0.16	$0.18		$0.34	$(0.16)	$—	$(0.16)
2009	10.13	0.33	0.18		0.51	(0.33)	—	(0.33)
2008	9.95	0.33	0.18		0.51	(0.33)	—	(0.33)
2007	10.05	0.34	(0.10)		0.24	(0.34)	— (5)	(0.34)
2006	10.21	0.34	(0.16)		0.18	(0.34)	—	(0.34)
2005	10.33	0.33	(0.12)		0.21	(0.33)	— (5)	(0.33)
New York Municipal Bond Fund
Class A
2010@	$10.52	$0.16	$0.24		$0.40	$(0.16)	$—	$(0.16)
2009	10.37	0.35	0.19		0.54	(0.35)	(0.04)	(0.39)
2008	10.20	0.34	0.18		0.52	(0.34)	(0.01)	(0.35)
2007	10.26	0.35	(0.06)		0.29	(0.35)	— (5)	(0.35)
2006	10.44	0.35	(0.14)		0.21	(0.35)	(0.04)	(0.39)
2005	10.64	0.34	(0.14)		0.20	(0.34)	(0.06)	(0.40)
Pennsylvania Municipal Bond Fund
Class A
2010@	$10.15	$0.18	$0.21		$0.39	$(0.18)	$—	$(0.18)
2009	10.25	0.38	(0.10)		0.28	(0.38)	—	(0.38)
2008	10.28	0.40	(0.02)		0.38	(0.40)	(0.01)	(0.41)
2007	10.43	0.42	(0.15)		0.27	(0.42)	—	(0.42)
2006	10.63	0.42	(0.18)		0.24	(0.42)	(0.02)	(0.44)
2005	10.85	0.42	(0.12)		0.30	(0.42)	(0.10)	(0.52)
Class B
2010@	$10.16	$0.18	$0.21		$0.39	$(0.18)	$—	$(0.18)
2009	10.25	0.39	(0.09)		0.30	(0.39)	—	(0.39)
2008	10.28	0.41	(0.02)		0.39	(0.41)	(0.01)	(0.42)
2007	10.43	0.43	(0.15)		0.28	(0.43)	—	(0.43)
2006	10.63	0.43	(0.18)		0.25	(0.43)	(0.02)	(0.45)
2005	10.85	0.43	(0.12)		0.31	(0.43)	(0.10)	(0.53)
Tax-Advantaged Income Fund
Class A
2010@	$8.59	$0.23	$0.60		$0.83	$(0.22)	$—	$(0.22)
2009	8.95	0.50	(0.37	)†††	0.13	(0.49)	—	(0.49)
2008**	10.00	0.47	(1.07)		(0.60)	(0.45)	— (5)	(0.45)

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

$10.49	3.34%	$80,400	0.60%	0.86%	3.13%	7%
10.31	5.21	76,339	0.60	0.86	3.32	7
10.13	5.18	125,383	0.60	0.86	3.26	10
9.95	2.41	118,700	0.60	0.86	3.36	21
10.05	1.83	90,527	0.60	0.87	3.40	17
10.21	2.13	75,784	0.60	0.86	3.24	29

$10.76	3.81%	$110,422	0.60%	0.86%	2.99%	3%
10.52	5.33	100,387	0.60	0.86	3.40	10
10.37	5.16	151,827	0.60	0.85	3.32	15
10.20	2.88	151,008	0.60	0.86	3.41	8
10.26	2.03	133,089	0.60	0.86	3.38	13
10.44	1.95	102,845	0.60	0.86	3.27	22

$10.36	3.84%	$55,447	0.63%	0.84%	3.48%	5%
10.15	2.88	47,932	0.63	0.92	3.79	15
10.25	3.77	81,073	0.62	0.83	3.87	14
10.28	2.61	77,775	0.60	0.84	4.04	23
10.43	2.31	64,573	0.60	0.84	4.00	7
10.63	2.88	55,224	0.60	0.85	3.92	12

$10.37	3.91%	$25,804	0.48%	0.89%	3.62%	5%
10.16	3.11	25,946	0.48	0.97	3.92	15
10.25	3.90	25,544	0.48	0.88	4.01	14
10.28	2.74	27,767	0.48	0.89	4.16	23
10.43	2.43	42,779	0.48	0.89	4.12	7
10.63	3.00	43,088	0.48	0.89	4.04	12

$9.20	9.77%	$183,012	0.86%	1.13%	5.07%	11%
8.59	2.34	161,118	0.86	1.13	6.45	16
8.95	(6.15)	104,718	0.86	1.15	5.16	41

@	For the six month period ended February 28, 2010. All ratios for the period have been annualized.
*	Per share calculations were performed using average shares.
**	The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio figure. See Note 3.
†††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains (losses) on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount represents less than $0.001 per share.
(2)	The Ratio of Expenses to Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.
(4)	The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had this waiver and the Treasury Guaranty Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(5)	Amount represents less than $0.01 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	79

Notes to Financial Statements

February 28, 2010 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Money Market Funds, (each a “Fund,” collectively “the Money Market Funds”), the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund,” collectively “the Fixed Income Funds”). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust’s prospectuses provide a description of each Fund’s investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2010, there were no fair valued securities in the Funds.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six month period ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six month period ended February 28, 2010 there were no significant transfers between Levels.

For the six month period ended February 28, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2010, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — The Fixed Income Funds may engage in futures contracts. The Fixed Income Funds’ investment in these futures contracts is designed to enable the Fixed Income Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fixed Income Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. There were no futures contracts during the six month period ended February 28, 2010.

Swap Agreements — The Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. There were no swap agreements during the six month period ended February 28, 2010.

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Compensating Balances — Money Market Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust (the “Custodian”), on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with the Custodian on the following day.

Fees Paid Indirectly — The Money Market Funds have an arrangement with the Custodian whereby the Money Market Funds receive earnings credits from the Custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Money Market Funds are charged a fee by the Custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the Statement of Operations, with the corresponding expense offset shown as “fees paid indirectly,” if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEI”), provides administrative and transfer agent services to the Funds. For its services, the

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	81

Notes to Financial Statements (Continued)

February 28, 2010 (Unaudited)

Administrator receives annual fees, based on the average daily net assets of the respective Funds, as presented below:

Tax Free Fund	.36%
Institutional Tax Free Fund	.36%
Intermediate-Term Municipal Fund	.24%
Short Duration Municipal Fund	.24%
California Municipal Bond Fund	.24%
Massachusetts Municipal Bond Fund	.24%
New Jersey Municipal Bond Fund	.24%
New York Municipal Bond Fund	.24%
Pennsylvania Municipal Bond Fund	.20%
Tax-Advantaged Income Fund	.35%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various Funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds’ daily net assets).

Fund	Tax Free	Institutional Tax Free	Intermediate- Term Municipal	Short Duration Municipal	California Municipal Bond
Class A	.45%	.33%	.63%	.63%	.60%
Class B	—	.63%	—	—	—
Class C	—	.83%	—	—

Fund	Massachusetts Municipal Bond	New Jersey Municipal Bond	New York Municipal Bond	Pennsylvania Municipal Bond	Tax- Advantaged Income
Class A	.63%	.60%	.60%	.63%	.86%
Class B	—	—	—	.48%	—

The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

Temporary Guarantee Program — On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the Money Market Funds in the Program from its commencement on September 18, 2008 through September 18, 2009.

Under the Program, the Treasury guaranteed the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) fell below $0.995. The Program did not protect investors who were not shareholders of a participating fund after September 18, 2008. The cost of participating in the Program and the Program extensions was borne by the participating fund, and was subject to any expense limitation or reimbursement agreement.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective Fund:

Fund	Shareholder Servicing Fees	Administrative Service Fees
Tax Free
Class A	.25%	—
Institutional Tax Free
Class A	.25%	—
Class B	.25%	.05%
Class C	.25%	.25%
Intermediate-Term Municipal
Class A	.25%	—
Short Duration Municipal
Class A	.25%	—
California Municipal Bond
Class A	.25%	—
Massachusetts Municipal Bond
Class A	.25%	—
New Jersey Municipal Bond
Class A	.25%	—
New York Municipal Bond
Class A	.25%	—
Pennsylvania Municipal Bond
Class A	.25%	—
Class B	.25%	.05%
Tax-Advantaged Income
Class A	.25%	—

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

The Administrator and Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six months ended February 28, 2010:

	Administrative Fee Waiver ($ Thousands)	Shareholder Service Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$340	$—
Institutional Tax Free Fund, Cl A	240	—
Institutional Tax Free Fund, Cl B	46	245
Institutional Tax Free Fund, Cl C	2	22

Other — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Distributor or SEI Investments Management Corporation (“SIMC”) (the “Adviser”), a wholly owned subsidiary of SEI. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Distributor or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

oversight of the Trust’s Advisers, Sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Fixed Income Funds’ total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of the Money Market Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for the Money Market Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Fixed Income LLC (“NBFI”) acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management Co. (“SMAM”) acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company (“DMC”) act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. (“MIM”) is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacific Investment Management Company LLC (“PIMCO”) and Spectrum Asset Management (“Spectrum”) act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NBFI, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended February 28, 2010, were as follows:

	Intermediate-Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$150,313	$53,983	$15,285	$5,005
Sales	53,465	30,472	4,129	2,183

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax- Advantaged Income Fund ($ Thousands)
Purchases	$9,800	$10,644	$8,914	$23,864
Sales	5,647	2,830	3,365	17,120

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of such securities.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of February 28, 2010, no provision

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	83

Notes to Financial Statements (Continued)

February 28, 2010 (Unaudited)

for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of distributions, accretion on market discount bonds and investments in preferred stock have been reclassified to/from the following accounts as of August 31, 2009:

	Undistributed Net Investment Income ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)
Tax Free Fund	$(92)	$92
Institutional Tax Free Fund	(246)	246
California Municipal Bond Fund	(1)	1
New York Municipal Bond Fund	(2)	2
Tax-Advantaged Income Fund	2	(2)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2009	$10,381	$247	$5	$10,633
	2008	17,719	1	—	17,720
Institutional Tax Free Fund	2009	16,370	266	—	16,636
	2008	32,777	1	—	32,778
Intermediate-Term Municipal Fund	2009	30,101	90	—	30,191
	2008	40,570	13	—	40,583
Short Duration Municipal Fund	2009	9,952	4	—	9,956
	2008	9,591	—	—	9,591
California Municipal Bond Fund	2009	5,408	39	714	6,161
	2008	7,513	51	48	7,612
Massachusetts Municipal Bond Fund	2009	1,261	—	117	1,378
	2008	1,566	—	75	1,641
New Jersey Municipal Bond Fund	2009	2,892	—	—	2,892
	2008	4,115	—	—	4,115
New York Municipal Bond Fund	2009	3,716	58	339	4,113
	2008	5,053	—	86	5,139
Pennsylvania Municipal Bond Fund	2009	3,070	19	—	3,089
	2008	4,222	2	123	4,347
Tax-Advantaged Income Fund	2009	4,073	3,363	—	7,436
	2008	2,113	984	—	3,097

As of August 31, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$2	$64	$—	$—	$—	$—	$(25)	$41
Institutional Tax Free Fund	—	148	23	—	—	—	(128)	43
Intermediate-Term Municipal Fund	14	—	—	(13,192)	(7,696)	13,280	—	(7,594)
Short Duration Municipal Fund	8	1,433	830	—	—	5,127	—	7,398
California Municipal Bond Fund	1	—	—	(532)	(518)	2,946	(2)	1,895
Massachusetts Municipal Bond Fund	—	—	74	—	—	986	—	1,060
New Jersey Municipal Bond Fund	1	—	—	(148)	—	2,348	—	2,201
New York Municipal Bond Fund	—	—	—	(99)	—	2,876	(2)	2,775
Pennsylvania Municipal Bond Fund	—	—	—	(497)	(1,550)	409	—	(1,638)
Tax-Advantage Income Fund	1	—	—	(4,721)	(1,405)	2,951	—	(3,174)

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

Post October losses represent realized investment transactions from November 1, 2008 through August 31, 2009, that, in accordance with Federal income tax regulations, the funds may defer and treat as having arisen in the following year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforward 8/31/2009 ($ Thousands)
Intermediate-Term Municipal Fund	$8,217	$2,045	$2,758	$172	$—	$—	$—	$—	$13,192
California Municipal Bond Fund	532	—	—	—	—	—	—	—	532
New Jersey Municipal Bond Fund	61	87	—	—	—	—	—	—	148
New York Municipal Bond Fund	99	—	—	—	—	—	—	—	99
Pennsylvania Municipal Bond Fund	497	—	—	—	—	—	—	—	497
Tax-Advantage Income Fund	4,721	—	—	—	—	—	—	—	4,721

During the year ended August 31, 2009, the following fund utilized capital loss carryforwards to offset realized capital gains:

Amount ($ Thousands)
Short Duration Municipal Fund	55

At February 28, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$900,563	$37,463	$(5,080)	$32,383
Short Duration Municipal Fund	496,987	5,405	(86)	5,319
California Municipal Bond Fund	151,912	5,978	(578)	5,400
Massachusetts Municipal Bond Fund	35,743	1,732	(45)	1,687
New Jersey Municipal Bond Fund	76,043	3,665	(96)	3,569
New York Municipal Bond Fund	103,984	5,331	(76)	5,255
Pennsylvania Municipal Bond Fund	79,452	2,667	(663)	2,004
Tax-Advantaged Income Fund	170,257	18,283	(5,501)	12,782

At February 28, 2010, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	85

Notes to Financial Statements (Continued)

February 28, 2010 (Unaudited)

9. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund
	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,696,872	5,560,116	1,724,360	5,116,665	17,508	38,405
Reinvestment of Dividends & Distributions	159	8,719	196	4,982	1,187	2,483
Cost of Shares Redeemed	(1,980,041)	(5,478,026)	(1,943,569)	(5,140,174)	(9,817)	(70,509)
Total Class A Transactions	(283,010)	90,809	(219,013)	(18,527)	8,878	(29,621)
Class B:
Proceeds from Shares Issued	—	—	265,639	774,312	—	—
Reinvestment of Dividends & Distributions	—	—	51	1,630	—	—
Cost of Shares Redeemed	—	—	(328,663)	(918,727)	—	—
Total Class B Transactions	—	—	(62,973)	(142,785)	—	—
Class C:
Proceeds from Shares Issued	—	—	50,016	189,005	—	—
Reinvestment of Dividends & Distributions	—	—	1	16	—	—
Cost of Shares Redeemed	—	—	(55,448)	(191,598)	—	—
Total Class C Transactions	—	—	(5,431)	(2,577)	—	—
Increase (Decrease) in Share Transactions	(283,010)	90,809	(287,417)	(163,889)	8,878	(29,621)

Amounts designated as “—” are either $0 or have been rounded to $0.

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	17,987	38,405	2,917	6,390	572	1,171
Reinvestment of Dividends & Distributions	568	844	226	564	59	130
Cost of Shares Redeemed	(12,141)	(31,214)	(2,124)	(14,335)	(345)	(2,675)
Total Class A Transactions	6,414	8,035	1,019	(7,381)	286	(1,374)
Class B:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Total Class B Transactions	—	—	—	—	—	—
Class C:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Total Class C Transactions	—	—	—	—	—	—
Increase (Decrease) in Share Transactions	6,414	8,035	1,019	(7,381)	286	(1,374)

Amounts designated as “—” are either $0 or have been rounded to $0.

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09	09/01/09 to 02/28/10	09/01/08 to 08/31/09
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,506	2,534	1,808	3,572	1,160	2,951	5,323	16,153
Reinvestment of Dividends & Distributions	112	265	132	370	76	192	379	810
Cost of Shares Redeemed	(1,357)	(7,767)	(1,222)	(9,038)	(607)	(6,331)	(4,551)	(9,921)
Total Class A Transactions	261	(4,968)	718	(5,096)	629	(3,188)	1,151	7,042
Class B:
Proceeds from Shares Issued	—	—	—	—	293	484	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	6	13	—	—
Cost of Shares Redeemed	—	—	—	—	(365)	(434)	—	—
Total Class B Transactions	—	—	—	—	(66)	63	—	—
Class C:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—
Total Class C Transactions	—	—	—	—	—	—	—	—
Increase (Decrease) in Share Transactions	261	(4,968)	718	(5,096)	563	(3,125)	1,151	7,042

* The Tax-Advantaged Income Fund commenced operations on September 4, 2007.

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 28, 2010.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	87

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratios	Expense Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.39%	$1.93
Hypothetical 5% Return
Class A	$1,000.00	$1,022.86	0.39%	$1.96
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.60	0.30%	$1.49
Class B	1,000.00	1,000.40	0.33	1.64
Class C	1,000.00	1,000.40	0.34	1.69
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.30%	$1.51
Class B	1,000.00	1,023.14	0.33	1.66
Class C	1,000.00	1,023.09	0.34	1.71
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,043.00	0.63%	$3.19
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,010.40	0.63%	$3.14
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,034.70	0.60%	$3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratios	Expense Paid During Period*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,036.70	0.63%	$3.18
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,033.40	0.60%	$3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,038.10	0.60%	$3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,038.40	0.63%	$3.13
Class B	1,000.00	1,039.10	0.48	2.43
Hypothetical 5% Return
Class A	$1,000.00	$1,021.68	0.63%	$3.11
Class B	1,000.00	1,022.38	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,097.70	0.86%	$4.47
Hypothetical 5% Return
Class A	$1,000.00	$1,020.48	0.86%	$4.32
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2010	89

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-090 (2/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 4, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: May 4, 2010